UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09721

Registrant Name:	PIMCO Managed Accounts Trust

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Fixed Income Shares: Series C

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.4%
BANK LOAN OBLIGATIONS 0.7%
CSC Holdings, Inc.
2.690% due 04/17/2020		$2,974	$2,966
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		6,700	6,735
NRG Energy, Inc.
2.750% due 07/02/2018		2,945	2,937

Total Bank Loan Obligations (Cost $12,557)			12,638

CORPORATE BONDS & NOTES 58.7%
BANKING & FINANCE 38.2%
Ally Financial, Inc.
6.250% due 12/01/2017		300	322
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	8,700	9,689
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$4,250	4,290
4.625% due 02/13/2017		11,375	11,730
Bank of America Corp.
4.000% due 04/01/2024		500	513
4.100% due 07/24/2023		5,600	5,804
5.000% due 05/13/2021		300	331
5.625% due 07/01/2020		11,800	13,303
6.400% due 08/28/2017		14,750	16,102
6.875% due 04/25/2018		41,255	46,519
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,386
7.750% due 04/10/2023		2,400	2,635
Bear Stearns Cos. LLC
7.250% due 02/01/2018		17,265	19,496
Blackstone CQP Holdco LP
9.296% due 03/19/2019		10,830	10,998
BPCE S.A.
4.500% due 03/15/2025		27,400	26,809
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	1,000	1,116
CIT Group, Inc.
3.875% due 02/19/2019		$900	907
4.250% due 08/15/2017		1,000	1,025
Citigroup, Inc.
6.125% due 11/21/2017		11,500	12,603
Credit Agricole S.A.
8.125% due 09/19/2033		200	224
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		9,415	9,872
Ford Motor Credit Co. LLC
5.750% due 02/01/2021		15,000	16,884
5.875% due 08/02/2021		600	677
8.000% due 12/15/2016		7,900	8,571
8.125% due 01/15/2020		27,305	33,137
General Motors Financial Co., Inc.
3.000% due 09/25/2017		17,000	17,237
4.250% due 05/15/2023		21,570	21,406
Goldman Sachs Group, Inc.
4.000% due 03/03/2024		16,700	17,127
6.150% due 04/01/2018		15,200	16,859
HBOS PLC
6.750% due 05/21/2018		25,300	28,124
Heta Asset Resolution AG
2.750% due 05/31/2016 ^	CHF	200	132
4.250% due 10/31/2016 ^	EUR	600	422
4.375% due 01/24/2017 ^		600	422
HSBC Holdings PLC
6.375% due 09/17/2024 (b)		$1,200	1,209
International Lease Finance Corp.
6.750% due 09/01/2016		4,000	4,188
7.125% due 09/01/2018		3,000	3,356
JPMorgan Chase & Co.
6.125% due 04/30/2024 (b)		4,200	4,232
7.900% due 04/30/2018 (b)		30,900	32,638
LBG Capital No.2 PLC
9.000% due 12/15/2019	GBP	2,331	3,913
15.000% due 12/21/2019	EUR	4,380	7,240
15.000% due 12/21/2019	GBP	900	1,995

Lloyds Bank PLC
9.875% due 12/16/2021		$177	195
11.875% due 12/16/2021	EUR	1,448	1,823
12.000% due 12/16/2024 (b)		$26,600	38,370
13.000% due 12/19/2021	AUD	200	165
Lloyds Banking Group PLC
7.500% due 06/27/2024 (b)		$3,604	3,766
MetLife Capital Trust
7.875% due 12/15/2067		600	752
Morgan Stanley
5.500% due 07/28/2021		9,500	10,709
5.750% due 01/25/2021		100	114
5.950% due 12/28/2017		900	986
6.625% due 04/01/2018		3,700	4,148
Navient Corp.
5.500% due 01/15/2019		1,500	1,478
6.250% due 01/25/2016		11,204	11,337
7.250% due 01/25/2022		17,700	17,523
8.000% due 03/25/2020		1,100	1,144
8.450% due 06/15/2018		14,855	16,081
Preferred Term Securities Ltd.
0.833% due 03/24/2034		312	253
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,500	1,688
Rabobank Group
4.750% due 01/15/2020		33,400	36,785
8.375% due 07/26/2016 (b)		25,653	27,075
8.400% due 06/29/2017 (b)		4,240	4,622
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (b)		5,000	6,325
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,880	6,004
Springleaf Finance Corp.
5.400% due 12/01/2015		100	101
6.900% due 12/15/2017		14,000	14,945
UBS AG
4.750% due 02/12/2026	EUR	400	477
7.250% due 02/22/2022		$200	213
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	7,290	11,931
Wells Fargo & Co.
3.450% due 02/13/2023		$4,700	4,697
7.980% due 03/15/2018 (b)		19,217	20,850
Weyerhaeuser Co.
7.375% due 10/01/2019		5,000	5,913

			665,913

INDUSTRIALS 12.0%
Alliance Data Systems Corp.
5.250% due 12/01/2017		12,750	13,308
Amgen, Inc.
5.700% due 02/01/2019		1,700	1,913
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,800	1,527
Canadian Oil Sands Ltd.
7.750% due 05/15/2019		10,400	11,148
CCO Safari LLC
4.908% due 07/23/2025		800	802
6.484% due 10/23/2045		1,300	1,348
CSC Holdings LLC
7.625% due 07/15/2018		5,150	5,691
7.875% due 02/15/2018		810	891
8.625% due 02/15/2019		7,500	8,550
CVS Health Corp.
3.875% due 07/20/2025		7,400	7,552
4.875% due 07/20/2035		1,400	1,456
5.125% due 07/20/2045		1,400	1,494
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		315	335
6.200% due 01/02/2020		287	311
DISH DBS Corp.
5.000% due 03/15/2023		14,842	13,933
5.875% due 07/15/2022		300	299
7.125% due 02/01/2016		4,200	4,305
Energy Transfer Partners LP
6.125% due 02/15/2017		2,100	2,221
9.700% due 03/15/2019		300	365
Georgia-Pacific LLC
5.400% due 11/01/2020		9,300	10,422
Glencore Finance Canada Ltd.
5.800% due 11/15/2016		7,400	7,729
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,362
Hospira, Inc.
6.050% due 03/30/2017		1,700	1,826

Kern River Funding Corp.
4.893% due 04/30/2018		561	589
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		1,000	966
6.000% due 02/01/2017		5,800	6,150
Kinder Morgan, Inc.
3.050% due 12/01/2019		600	596
4.300% due 06/01/2025		1,100	1,048
7.000% due 06/15/2017		1,789	1,935
7.250% due 06/01/2018		13,100	14,667
NBCUniversal Media LLC
4.375% due 04/01/2021		15,600	16,913
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		1,129	1,310
7.150% due 04/01/2021		26,663	27,996
Northwest Pipeline LLC
7.000% due 06/15/2016		1,700	1,791
Numericable-SFR S.A.S.
5.375% due 05/15/2022	EUR	700	802
Petrofac Ltd.
3.400% due 10/10/2018		$1,200	1,194
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		4,300	4,241
Reynolds American, Inc.
7.750% due 06/01/2018		6,030	6,940
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	101
SCF Capital Ltd.
5.375% due 10/27/2017		1,100	1,081
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	530
Sibur Securities Ltd.
3.914% due 01/31/2018		4,400	4,218
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		1,950	2,120
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		1,100	1,161
Tullow Oil PLC
6.000% due 11/01/2020		3,900	3,217
UAL Pass-Through Trust
9.750% due 07/15/2018		1,025	1,118
10.400% due 05/01/2018		1,015	1,098
USG Corp.
9.750% due 01/15/2018		2,407	2,750
Vale Overseas Ltd.
4.375% due 01/11/2022 (d)		2,590	2,500
8.250% due 01/17/2034		1,000	1,070

			209,890

UTILITIES 8.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		700	771
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	2,027
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		1,300	1,294
8.146% due 04/11/2018		5,500	5,921
Intergas Finance BV
6.375% due 05/14/2017		3,700	3,869
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		9,200	9,367
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		1,000	1,017
NRG Energy, Inc.
7.625% due 01/15/2018		6,100	6,632
Ooredoo International Finance Ltd.
5.000% due 10/19/2025		11,800	12,833
Petrobras Global Finance BV
7.875% due 03/15/2019		17,000	17,722
Qwest Corp.
6.500% due 06/01/2017		1,250	1,341
Rosneft Finance S.A.
6.625% due 03/20/2017		5,150	5,343
7.500% due 07/18/2016		3,800	3,952
7.875% due 03/13/2018		3,700	3,918
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		4,500	4,404
Sprint Communications, Inc.
7.000% due 08/15/2020		1,000	964
TECO Finance, Inc.
6.572% due 11/01/2017		983	1,089
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	8,147
Verizon Communications, Inc.
2.625% due 02/21/2020		$31,307	31,340

3.500% due 11/01/2021	600	613
4.500% due 09/15/2020	24,400	26,327
W3A Funding Corp.
8.090% due 01/02/2017	33	33

		148,924

Total Corporate Bonds & Notes (Cost $997,680)		1,024,727

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.6%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,950	7,610
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	3,000	3,471

		11,081

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,500	1,519
7.750% due 01/01/2042	850	843

		2,362

NEW YORK 0.2%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	800	892
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	1,600	1,859

		2,751

Total Municipal Bonds & Notes (Cost $13,612)		16,194

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
1.937% due 08/25/2018	1	1
3.500% due 09/01/2030 - 09/01/2045	55,000	57,181
4.000% due 09/01/2045	21,000	22,299
4.095% due 04/01/2017	1	1
4.500% due 08/01/2039 - 11/01/2041	466	508
Freddie Mac
2.000% due 12/01/2018	4	4
6.500% due 01/01/2038 - 10/01/2038	118	140
Ginnie Mae
1.750% due 01/20/2022	7	7

Total U.S. Government Agencies (Cost $79,701)		80,141

U.S. TREASURY OBLIGATIONS 35.8%
U.S. Treasury Bonds
3.000% due 05/15/2045 (d)	427,100	434,808
4.375% due 11/15/2039 (f)(h)	49,900	63,556
U.S. Treasury Inflation Protected Securities (a)
0.250% due 01/15/2025 (f)	11,849	11,619
2.500% due 01/15/2029 (f)	83,081	102,968
U.S. Treasury Notes
1.500% due 02/28/2019 (f)(h)	12,030	12,153

Total U.S. Treasury Obligations (Cost $625,344)		625,104

MORTGAGE-BACKED SECURITIES 8.5%
Banc of America Commercial Mortgage Trust
5.575% due 06/10/2049	9,008	9,554
5.634% due 07/10/2046	5,127	5,248
5.889% due 07/10/2044	4,062	4,153
Banc of America Funding Trust
3.117% due 01/20/2047 ^	108	92
BCAP LLC Trust
0.335% due 09/26/2035	556	551
Bear Stearns Adjustable Rate Mortgage Trust
2.459% due 05/25/2034	50	47
2.463% due 10/25/2033	68	68
2.515% due 03/25/2035	145	145
Bear Stearns ALT-A Trust
2.561% due 02/25/2036 ^	975	778
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041	1,067	1,105
5.540% due 09/11/2041	1,434	1,479
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	301	302
2.410% due 09/25/2035	279	280
Commercial Mortgage Trust
5.796% due 12/10/2049	1,100	1,177

Cordusio RMBS SRL
0.125% due 06/30/2035	EUR	128	139
Countrywide Alternative Loan Trust
0.391% due 05/25/2036		$82	68
Countrywide Home Loan Mortgage Pass-Through Trust
0.511% due 03/25/2035		213	163
2.766% due 08/25/2034 ^		38	33
Credit Suisse Commercial Mortgage Trust
5.806% due 06/15/2038		5,603	5,693
Credit Suisse First Boston Mortgage Securities Corp.
2.281% due 07/25/2033		10	10
Credit Suisse Mortgage Capital Certificates
5.342% due 12/16/2043		1,100	1,125
Downey Savings & Loan Association Mortgage Loan Trust
0.448% due 08/19/2045		1,536	1,382
2.464% due 07/19/2044		891	889
GreenPoint Mortgage Funding Trust
0.651% due 06/25/2045		2,582	2,266
Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033		8	8
GSR Mortgage Loan Trust
1.860% due 03/25/2033		48	47
2.687% due 09/25/2035		461	463
2.713% due 09/25/2035		1,028	1,039
HarborView Mortgage Loan Trust
0.378% due 01/19/2038		222	188
0.528% due 06/20/2035		367	349
2.524% due 05/19/2033		115	114
HomeBanc Mortgage Trust
0.451% due 01/25/2036		2,215	1,928
5.053% due 04/25/2037 ^		233	190
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		1,690	1,760
5.794% due 02/12/2051		987	1,056
JPMorgan Mortgage Trust
1.990% due 11/25/2033		62	61
2.521% due 07/25/2035		560	555
2.570% due 07/25/2035		829	845
2.625% due 02/25/2035		57	57
LB-UBS Commercial Mortgage Trust
5.387% due 02/15/2040		23,792	25,124
5.424% due 02/15/2040		12,407	12,989
Merrill Lynch Mortgage Trust
5.676% due 05/12/2039		9,840	9,982
ML-CFC Commercial Mortgage Trust
5.870% due 06/12/2046		12,713	12,983
Morgan Stanley Capital Trust
5.319% due 12/15/2043		5,700	5,931
5.328% due 11/12/2041		4,359	4,501
5.332% due 12/15/2043		541	560
5.692% due 04/15/2049		5,395	5,699
RBSSP Resecuritization Trust
0.471% due 05/26/2037		276	273
0.687% due 09/26/2034		4,128	3,880
0.687% due 03/26/2036		2,417	2,380
0.689% due 04/26/2037		3,222	3,042
Residential Accredit Loans, Inc. Trust
0.401% due 04/25/2046		1,194	627
Structured Adjustable Rate Mortgage Loan Trust
2.563% due 02/25/2034		92	92
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034		431	436
Wachovia Bank Commercial Mortgage Trust
0.396% due 04/15/2047		3,600	3,546
5.714% due 05/15/2043		800	816
5.715% due 06/15/2049		6,000	6,334
WaMu Mortgage Pass-Through Certificates Trust
0.501% due 01/25/2045		149	141
0.931% due 11/25/2034		1,615	1,540
1.170% due 02/25/2046		960	888
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 03/25/2036		455	438

Total Mortgage-Backed Securities (Cost $146,699)			147,609

ASSET-BACKED SECURITIES 1.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.581% due 03/25/2036		100	86
Bear Stearns Asset-Backed Securities Trust
0.391% due 12/25/2036		1,557	1,422
0.597% due 12/25/2035		1,000	974
1.191% due 10/25/2037		435	411
BNC Mortgage Loan Trust
0.291% due 05/25/2037		857	826
Conseco Financial Corp.
6.220% due 03/01/2030		163	174

6.530% due 02/01/2031		3,021	3,053
First Franklin Mortgage Loan Trust
0.681% due 09/25/2035		1,399	1,368
First NLC Trust
0.896% due 12/25/2035		1,028	979
Home Equity Asset Trust
1.391% due 10/25/2033		763	735
Merrill Lynch Mortgage Investors Trust
0.311% due 02/25/2037		215	103
Morgan Stanley ABS Capital, Inc. Trust
0.836% due 09/25/2035		500	439
Morgan Stanley Mortgage Loan Trust
0.551% due 04/25/2037		161	87
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.781% due 09/25/2035		1,000	880
Popular ABS Mortgage Pass-Through Trust
0.281% due 06/25/2047 ^		64	63
Residential Asset Mortgage Products Trust
1.841% due 11/25/2034		214	203
Structured Asset Investment Loan Trust
0.881% due 06/25/2035		1,000	971
Structured Asset Securities Corp. Mortgage Loan Trust
0.531% due 02/25/2036		1,000	899
0.641% due 11/25/2035		1,200	1,082
Wells Fargo Home Equity Asset-Backed Securities Trust
0.781% due 11/25/2035		1,500	1,367
0.891% due 10/25/2034		408	389

Total Asset-Backed Securities (Cost $14,990)			16,511

SOVEREIGN ISSUES 2.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,700	11,758
6.369% due 06/16/2018		3,300	3,509
Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,182
Italy Buoni Poliennali Del Tesoro
5.000% due 03/01/2025	EUR	1,500	2,113
Mexico Government International Bond
4.750% due 03/08/2044		$4,600	4,469
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	955,000	5,548
4.500% due 07/03/2017		820,000	4,764
South Africa Government International Bond
6.875% due 05/27/2019		$300	343
Spain Government International Bond
2.750% due 10/31/2024	EUR	1,500	1,777

Total Sovereign Issues (Cost $42,580)			36,463

SHORT-TERM INSTRUMENTS 2.1%
CERTIFICATES OF DEPOSIT 2.1%
Intesa Sanpaolo SpA
1.666% due 04/11/2016		$35,400	35,476

REPURCHASE AGREEMENTS (c) 0.0%			600

U.S. TREASURY BILLS 0.0%
0.129% due 01/21/2016		211	211

Total Short-Term Instruments (Cost $36,211)			36,287

Total Investments in Securities (Cost $1,969,374)			1,995,674

Total Investments 114.4% (Cost $1,969,374)			$1,995,674
Financial Derivative Instruments (e)(g) 0.7% (Cost or Premiums, net $674)			12,518
Other Assets and Liabilities, net (15.1%)			(262,973)

Net Assets 100.0%			$1,745,219

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	07/31/2015	08/03/2015	$600	Fannie Mae 2.170% due 10/17/2022	$(613)	$600	$600

Total Repurchase Agreements						$(613)	$600	$600

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.500)%	03/16/2015	03/16/2017	$(2,418)	$(2,404)
SOG	0.150	07/23/2015	08/06/2015	(9,189)	(9,189)
	0.190	07/17/2015	08/04/2015	(94,735)	(94,743)
	0.200	07/20/2015	08/04/2015	(37,869)	(37,872)
	0.240	07/28/2015	08/04/2015	(17,886)	(17,887)

Total Reverse Repurchase Agreements					$(162,095)

(2)	The average amount of borrowings outstanding during the period ended July 31, 2015 was $266,854 at a weighted average interest rate of 0.187%.

(d)	Securities with an aggregate market value of $194,809 have been pledged as collateral under the terms of master agreements as of July 31, 2015.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	Long	09/2015	51	$396	$86	$0
Euro-Bund 10-Year Bond September Futures	Short	09/2015	51	(130)	0	(44)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,984	5,004	1,178	0

Total Futures Contracts				$5,270	$1,264	$(44)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$5,049	$343	$6	$6	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$1,322,900	$(8,903)	$(2,597)	$0	$(1,781)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		325,400	(4,131)	(2,392)	0	(956)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		657,400	4,704	(31,368)	0	(4,248)
Pay	6-Month EUR-EURIBOR	4.000	09/16/2019	EUR	4,000	822	219	5	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		3,400	94	(75)	0	(27)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	7,920,000	(3,056)	(1,374)	0	(17)
Pay	28-Day MXN-TIIE	5.500	09/13/2017	MXN	1,008,000	1,538	(799)	74	0
Pay	28-Day MXN-TIIE	7.780	04/09/2019		91,800	577	(96)	11	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		1,039,800	714	665	229	0
Pay	28-Day MXN-TIIE	6.300	04/26/2024		1,300,000	1,259	(269)	403	0
Pay	28-Day MXN-TIIE	6.150	06/07/2024		887,000	131	806	277	0
Pay	28-Day MXN-TIIE	5.805	12/30/2024		82,900	(155)	(155)	27	0

						$(6,406)	$(37,435)	$1,026	$(7,029)

Total Swap Agreements						$(6,063)	$(37,429)	$1,032	$(7,029)

(f)	Securities with an aggregate market value of $86,446 and cash of $12,059 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of July 31, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	09/2015	AUD	37,360		$27,196	$0	$(71)
BOA	08/2015		37,360		28,735	1,426	0
	08/2015		$11,438	GBP	7,313	0	(18)
	09/2015	GBP	7,313		$11,436	18	0
	09/2015		$522	MXN	8,284	0	(10)
	10/2015		2,026	INR	130,491	0	(20)
BPS	08/2015	JPY	21,485,314		$173,409	49	0
	09/2015		$1,277	MXN	20,253	0	(25)
CBK	08/2015		346,912	EUR	314,328	0	(1,701)
	09/2015	EUR	314,328		$347,037	1,703	0
	09/2015	MXN	923,277		58,403	1,348	0
GLM	08/2015	EUR	3,128		3,502	67	0
HUS	08/2015	GBP	7,313		11,515	95	0
JPM	08/2015		$932	EUR	860	13	0
	08/2015		173,801	JPY	21,485,314	0	(442)
	09/2015	JPY	21,485,314		$173,852	446	0
SCX	08/2015	EUR	312,060		349,829	7,109	0
	08/2015	INR	130,945		2,020	0	(15)
	09/2015	MXN	25,106		1,601	50	0
UAG	09/2015		$40,032	MXN	635,717	0	(748)
	10/2015		418	PLN	1,602	6	0

Total Forward Foreign Currency Contracts						$12,330	$(3,050)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	12,700	$(26)	$(2)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		13,300	(28)	(2)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		13,200	(31)	(1)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		11,600	(24)	(2)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		13,500	(25)	(2)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		19,800	(50)	(2)
	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.600	09/16/2015		71,600	(107)	(108)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		22,900	(46)	(10)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		18,200	(46)	(2)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		17,900	(30)	(1)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	1.000	08/19/2015		95,500	(222)	(5)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		9,800	(21)	(5)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		14,100	(33)	(6)

							$(689)	$(148)

Total Written Options							$(689)	$(148)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at July 31, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.248%		$2,000	$10	$8	$18	$0
BPS	China Government International Bond	1.000	09/20/2015	0.224		17,500	161	(122)	39	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		900	(46)	48	2	0
	Teck Resources Ltd.	1.000	03/20/2019	2.520		800	(23)	(77)	0	(100)
BRC	Ally Financial, Inc.	5.000	03/20/2020	1.857		20,500	3,478	(379)	3,099	0
	China Government International Bond	1.000	09/20/2015	0.224		28,800	272	(209)	63	0
	China Government International Bond	1.000	09/20/2016	0.248		6,000	31	24	55	0
CBK	China Government International Bond	1.000	09/20/2015	0.224		6,300	58	(44)	14	0
	United Kingdom Gilt	1.000	06/20/2016	0.039		33,500	416	(87)	329	0
DUB	Ally Financial, Inc.	5.000	03/20/2020	1.857		10,000	1,810	(298)	1,512	0
	BP Capital Markets America, Inc.	1.000	12/20/2018	0.482	EUR	4,000	106	(17)	89	0
	France Government International Bond	0.250	09/20/2015	0.068		$3,800	(139)	141	2	0
	France Government International Bond	0.250	03/20/2016	0.068		31,100	(1,104)	1,156	52	0
FBF	United Kingdom Gilt	1.000	09/20/2015	0.033		13,000	134	(101)	33	0
GST	Brazil Government International Bond	1.000	03/20/2018	1.940		1,200	(14)	(20)	0	(34)
	California State General Obligation Bonds, Series 2003	1.630	12/20/2018	0.461		3,300	0	137	137	0

	California State General Obligation Bonds, Series 2003	1.650	12/20/2018	0.461		25,000	0	1,058	1,058	0
	China Government International Bond	1.000	06/20/2019	0.690		25,000	370	(107)	263	0
	France Government International Bond	0.250	03/20/2016	0.068		25,900	(866)	910	44	0
HUS	China Government International Bond	1.000	09/20/2015	0.224		9,200	16	4	20	0
JPM	Brazil Government International Bond	1.000	12/20/2017	1.837		12,000	0	(279)	0	(279)
	China Government International Bond	1.000	06/20/2019	0.690		50,000	740	(215)	525	0
	France Government International Bond	0.250	09/20/2015	0.068		4,900	(172)	175	3	0
MYC	China Government International Bond	1.000	09/20/2015	0.224		17,200	137	(99)	38	0
	China Government International Bond	1.000	06/20/2019	0.690		25,000	370	(108)	262	0
	France Government International Bond	0.250	09/20/2016	0.072		22,300	(1,053)	1,113	60	0
RYL	China Government International Bond	1.000	09/20/2015	0.224		41,500	379	(288)	91	0

							$5,071	$2,324	$7,808	$(413)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-24 5-Year Index	1.000%	06/20/2020	$46,200	$118	$10	$128	$0
GST	MCDX-24 5-Year Index	1.000	06/20/2020	14,400	47	(7)	40	0
MYC	MCDX-24 5-Year Index	1.000	06/20/2020	11,900	36	(3)	33	0
	MCDX-24 10-Year Index	1.000	06/20/2025	42,800	(1,449)	107	0	(1,342)

					$(1,248)	$107	$201	$(1,342)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	Pay	6-Month AUD-BBR-BBSW	5.000%	12/15/2015	AUD	188,640	$(2,460)	$4,369	$1,909	$0

Total Swap Agreements							$1,363	$6,800	$9,918	$(1,755)

(h)	Securities with an aggregate market value of $2,044 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of July 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 07/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,638	$0	$12,638
Corporate Bonds & Notes
Banking & Finance	0	654,915	10,998	665,913
Industrials	0	208,772	1,118	209,890
Utilities	0	148,924	0	148,924
Municipal Bonds & Notes
California	0	11,081	0	11,081
Illinois	0	2,362	0	2,362
New York	0	2,751	0	2,751
U.S. Government Agencies	0	80,141	0	80,141
U.S. Treasury Obligations	0	625,104	0	625,104
Mortgage-Backed Securities	0	147,609	0	147,609
Asset-Backed Securities	0	16,511	0	16,511
Sovereign Issues	0	36,463	0	36,463
Short-Term Instruments
Certificates of Deposit	0	35,476	0	35,476
Repurchase Agreements	0	600	0	600
U.S. Treasury Bills	0	211	0	211

Total Investments	$0	$1,983,558	$12,116	$1,995,674

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,264	1,032	0	2,296
Over the counter	0	22,248	0	22,248
	$1,264	$23,280	$0	$24,544

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(44)	(7,029)	0	(7,073)
Over the counter	0	(4,953)	0	(4,953)
	$(44)	$(11,982)	$0	$(12,026)

Totals	$1,220	$1,994,856	$12,116	$2,008,192

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2015. There were assets and liabilities valued at $31,050 transferred from Level 3 to Level 2 during the period ended July 31, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended July 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income Shares: Series LD

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.3%
CORPORATE BONDS & NOTES 95.0%
BANKING & FINANCE 38.6%
Abbey National Treasury Services PLC
2.350% due 09/10/2019	$100	$100
Ally Financial, Inc.
2.750% due 01/30/2017	100	100
American Express Credit Corp.
2.800% due 09/19/2016	95	97
American International Group, Inc.
2.375% due 08/24/2015	22	22
American Tower Corp.
2.800% due 06/01/2020 (c)	400	397
Banco Bradesco S.A.
4.500% due 01/12/2017 (c)	200	205
Banco Santander Brasil S.A.
4.250% due 01/14/2016	100	101
Banco Santander Chile
3.750% due 09/22/2015	150	150
Bank of America Corp.
6.500% due 08/01/2016 (c)	75	79
BBVA Banco Continental S.A.
2.250% due 07/29/2016	400	402
Bear Stearns Cos. LLC
0.671% due 11/21/2016 (c)	75	75
BOC Aviation Pte. Ltd.
3.875% due 05/09/2019	294	302
Cantor Fitzgerald LP
6.500% due 06/17/2022	200	209
CIT Group, Inc.
4.250% due 08/15/2017	95	97
Credit Agricole S.A.
1.252% due 06/10/2020 (c)	400	400
DBS Bank Ltd.
3.625% due 09/21/2022 (c)	400	413
Eksportfinans ASA
2.375% due 05/25/2016	450	451
5.500% due 05/25/2016	100	103
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.133% due 03/20/2017	100	98
5.125% due 01/21/2016	100	102
First Horizon National Corp.
5.375% due 12/15/2015	75	76
Ford Motor Credit Co. LLC
1.223% due 01/09/2018 (c)	200	200
General Motors Financial Co., Inc.
3.000% due 09/25/2017	200	203
4.750% due 08/15/2017	600	629
Goldman Sachs Group, Inc.
1.884% due 11/29/2023 (c)	900	923
Hana Bank
1.375% due 02/05/2016	200	200
HSBC Finance Corp.
0.713% due 06/01/2016 (c)	255	255
5.500% due 01/19/2016 (c)	145	148
Hypothekenbank Frankfurt AG
0.133% due 09/20/2017	100	99
International Lease Finance Corp.
5.750% due 05/15/2016	125	128
8.625% due 09/15/2015	50	50
Intesa Sanpaolo SpA
2.375% due 01/13/2017	400	402
Kookmin Bank
1.170% due 01/27/2017	200	201
LeasePlan Corp. NV
2.500% due 05/16/2018 (c)	180	181
Lloyds Bank PLC
1.750% due 05/14/2018 (c)	400	400
Macquarie Bank Ltd.
1.600% due 10/27/2017 (c)	300	299
4.875% due 06/10/2025	200	200
Macquarie Group Ltd.
3.000% due 12/03/2018	100	102
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.875% due 10/17/2016	400	403

RCI Banque S.A.
4.600% due 04/12/2016 (c)	300	307
Synchrony Financial
1.530% due 02/03/2020	400	395
1.875% due 08/15/2017	100	100
UOB Cayman Ltd.
5.796% due 03/15/2016 (b)	100	102
Weyerhaeuser Co.
6.950% due 08/01/2017 (c)	150	165
Woori Bank
4.750% due 01/20/2016	100	102

		10,173

INDUSTRIALS 45.9%
AbbVie, Inc.
2.500% due 05/14/2020 (c)	400	398
Actavis Funding SCS
1.543% due 03/12/2020 (c)	200	201
Amgen, Inc.
2.125% due 05/15/2017 (c)	95	96
Anadarko Petroleum Corp.
5.950% due 09/15/2016 (c)	90	94
Asciano Finance Ltd.
3.125% due 09/23/2015 (c)	400	401
Aviation Capital Group Corp.
6.750% due 04/06/2021	250	285
Boston Scientific Corp.
3.375% due 05/15/2022 (c)	300	295
CCO Safari LLC
4.464% due 07/23/2022	200	202
ConocoPhillips Co.
1.176% due 05/15/2022 (c)	200	201
Crown Castle Towers LLC
3.222% due 05/15/2042	300	297
CVS Health Corp.
3.500% due 07/20/2022	200	205
Daimler Finance North America LLC
2.700% due 08/03/2020 (a)	500	501
DISH DBS Corp.
7.125% due 02/01/2016	50	51
eBay, Inc.
0.780% due 08/01/2019 (c)	400	391
Enbridge, Inc.
0.734% due 06/02/2017 (c)	150	148
Energy Transfer Partners LP
9.000% due 04/15/2019 (c)	200	239
Express Scripts Holding Co.
2.250% due 06/15/2019	100	99
3.125% due 05/15/2016 (c)	95	96
Forest Laboratories LLC
4.375% due 02/01/2019 (c)	100	106
Georgia-Pacific LLC
5.400% due 11/01/2020 (c)	400	448
Glencore Funding LLC
1.700% due 05/27/2016	400	400
HCA, Inc.
6.500% due 02/15/2016	80	82
7.190% due 11/15/2015	75	76
Hyundai Capital America
1.450% due 02/06/2017 (c)	50	50
1.625% due 10/02/2015	40	40
2.125% due 10/02/2017	100	101
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	400	399
Kansas City Southern de Mexico S.A. de C.V.
0.994% due 10/28/2016	225	224
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	30	32
Kinder Morgan, Inc.
7.250% due 06/01/2018	200	224
Korea National Oil Corp.
4.000% due 10/27/2016 (c)	200	207
Korea Water Resources Corp.
2.000% due 04/16/2018	400	400
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	200	197
Masco Corp.
6.125% due 10/03/2016	100	106
McKesson Corp.
0.682% due 09/10/2015	100	100
Mylan, Inc.
2.600% due 06/24/2018 (c)	100	100
Pearson Funding PLC
4.000% due 05/17/2016 (c)	400	409

Pioneer Natural Resources Co.
6.875% due 05/01/2018 (c)	100	111
QUALCOMM, Inc.
3.000% due 05/20/2022 (c)	200	195
Reynolds American, Inc.
4.000% due 06/12/2022	200	206
7.750% due 06/01/2018	150	173
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022 (c)	200	198
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022 (c)	200	199
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	200	203
SK Telecom Co. Ltd.
2.125% due 05/01/2018	200	202
Southwestern Energy Co.
4.050% due 01/23/2020	100	102
7.500% due 02/01/2018 (c)	100	111
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016 (c)	95	96
Time Warner Cable, Inc.
8.250% due 04/01/2019 (c)	300	353
Tyson Foods, Inc.
2.650% due 08/15/2019 (c)	50	50
UAL Pass-Through Trust
9.750% due 07/15/2018	158	172
Universal Health Services, Inc.
3.750% due 08/01/2019	100	102
USG Corp.
6.300% due 11/15/2016	95	100
7.875% due 03/30/2020	200	215
Weatherford International Ltd.
5.500% due 02/15/2016 (c)	340	345
Williams Partners LP
3.600% due 03/15/2022 (c)	400	387
Woodside Finance Ltd.
8.750% due 03/01/2019 (c)	400	479
Wynn Macau Ltd.
5.250% due 10/15/2021 (c)	200	191

		12,091

UTILITIES 10.5%
AT&T, Inc.
1.212% due 06/30/2020	300	302
BellSouth Corp.
4.821% due 04/26/2021 (c)	400	410
Electricite de France S.A.
0.747% due 01/20/2017	30	30
FirstEnergy Corp.
2.750% due 03/15/2018	200	203
Korea Western Power Co. Ltd.
3.125% due 05/10/2017 (c)	200	204
KT Corp.
2.625% due 04/22/2019	200	202
Laclede Group, Inc.
1.024% due 08/15/2017 (c)	305	305
Orange S.A.
2.750% due 02/06/2019 (c)	50	51
Petrobras Global Finance BV
1.896% due 05/20/2016	100	99
3.250% due 03/17/2017	250	244
Sprint Communications, Inc.
6.000% due 12/01/2016	100	102
Telstra Corp. Ltd.
3.125% due 04/07/2025	100	98
Verizon Communications, Inc.
2.500% due 09/15/2016 (c)	68	69
4.500% due 09/15/2020	400	432

		2,751

Total Corporate Bonds & Notes (Cost $25,061)		25,015

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
2.040% due 09/25/2022	67	69
3.000% due 03/01/2042 (c)	271	274

Total U.S. Government Agencies (Cost $335)		343

MORTGAGE-BACKED SECURITIES 22.1%
American Home Mortgage Investment Trust
0.481% due 02/25/2045	23	23
BAMLL Commercial Mortgage Securities Trust
0.987% due 06/15/2028	100	100

BAMLL Re-REMIC Trust
5.383% due 11/15/2016		276	283
Banc of America Funding Trust
0.488% due 02/20/2035		33	32
BCAP LLC Trust
0.347% due 03/26/2037		62	61
2.814% due 07/26/2036		28	29
Bear Stearns Adjustable Rate Mortgage Trust
2.249% due 04/25/2033		60	60
2.716% due 11/25/2034		118	117
2.725% due 01/25/2034		19	19
Citigroup Mortgage Loan Trust, Inc.
6.000% due 02/25/2037		2	2
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		500	519
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		244	252
Credit Suisse First Boston Mortgage Securities Corp.
2.231% due 06/25/2033		44	43
5.362% due 05/15/2036		500	547
6.500% due 04/25/2033		155	159
Credit Suisse Mortgage Capital Certificates
2.618% due 08/27/2037		42	42
2.672% due 09/27/2036		122	122
5.515% due 05/26/2037		39	40
Eurosail PLC
0.871% due 06/13/2045	GBP	294	454
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017		$20	20
First Republic Mortgage Loan Trust
0.537% due 11/15/2031		65	62
GSR Mortgage Loan Trust
2.516% due 08/25/2033		355	354
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		84	87
JPMorgan Mortgage Trust
2.485% due 09/25/2034		19	19
2.506% due 04/25/2035		574	573
2.509% due 02/25/2034		92	95
JPMorgan Resecuritization Trust
2.217% due 07/27/2037		21	21
3.117% due 01/27/2047		47	47
MASTR Asset Securitization Trust
5.500% due 09/25/2033		29	30
MASTR Seasoned Securitization Trust
6.251% due 09/25/2017		53	54
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.609% due 10/20/2029		24	24
Merrill Lynch Mortgage Investors Trust
0.651% due 04/25/2029		17	16
0.831% due 10/25/2028		12	12
2.460% due 02/25/2035		355	358
Morgan Stanley Mortgage Loan Trust
2.461% due 11/25/2034		26	27
Residential Accredit Loans, Inc. Trust
0.631% due 06/25/2034		99	97
Selkirk Ltd.
1.860% due 12/20/2041		87	88
Sequoia Mortgage Trust
0.888% due 10/19/2026		196	192
0.948% due 10/20/2027		27	26
Structured Asset Mortgage Investments Trust
0.768% due 07/19/2034		105	104
0.848% due 09/19/2032		26	25
7.808% due 06/25/2029		13	14
Structured Asset Securities Corp. Mortgage Loan Trust
0.791% due 10/25/2027		22	21
Thornburg Mortgage Securities Trust
0.831% due 09/25/2043		16	16
2.230% due 04/25/2045		70	71
Vulcan European Loan Conduit Ltd.
0.271% due 05/15/2017	EUR	8	8
Wachovia Bank Commercial Mortgage Trust
0.396% due 04/15/2047		$300	296
5.558% due 03/15/2045		13	13
WaMu Mortgage Pass-Through Certificates Trust
0.591% due 06/25/2044		48	45
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 12/25/2034		7	7
2.638% due 10/25/2033		100	101

Total Mortgage-Backed Securities (Cost $5,753)			5,827

ASSET-BACKED SECURITIES 17.1%
ACS Pass-Through Trust
0.497% due 06/14/2037		213	208

Aegis Asset-Backed Securities Trust
0.461% due 12/25/2035		21	21
Amortizing Residential Collateral Trust
1.191% due 10/25/2034		487	480
Apidos Quattro CDO
0.537% due 01/20/2019		72	72
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.227% due 04/25/2034		101	96
Avoca CLO PLC
0.352% due 08/03/2022	EUR	70	77
Babson CLO Ltd.
1.674% due 05/15/2023		$300	300
Bear Stearns Asset-Backed Securities Trust
0.991% due 10/27/2032		48	46
Chase Funding Trust
0.931% due 10/25/2032		73	68
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	368	398
Delta Funding Home Equity Loan Trust
1.007% due 09/15/2029		$8	8
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		60	60
Golden Knight CDO Ltd.
0.529% due 04/15/2019		28	27
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		250	249
KVK CLO Ltd.
1.659% due 07/15/2023		400	400
National Collegiate Student Loan Trust
0.431% due 11/27/2028		86	85
OneMain Financial Issuance Trust
2.570% due 07/18/2025		300	300
Race Point CLO Ltd.
1.586% due 12/15/2022		45	45
Renaissance Home Equity Loan Trust
0.691% due 12/25/2033		9	8
Residential Mortgage Loan Trust
1.687% due 09/25/2029		8	8
Saturn CLO Ltd.
0.502% due 05/13/2022		142	140
SMB Private Education Loan Trust
1.187% due 06/15/2027		400	401
Symphony CLO LP
1.383% due 01/09/2023		246	246
Symphony CLO Ltd.
1.564% due 07/23/2023		250	250
Venture CLO Ltd.
1.575% due 11/14/2022		500	500

Total Asset-Backed Securities (Cost $4,473)			4,493

SOVEREIGN ISSUES 5.2%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016	BRL	2,300	636
0.000% due 07/01/2016		1,000	260
Export-Import Bank of Korea
4.125% due 09/09/2015		$100	100
5.375% due 10/04/2016 (c)		150	157
Korea Development Bank
3.250% due 03/09/2016		100	101
3.250% due 09/20/2016		100	102

Total Sovereign Issues (Cost $1,484)			1,356

SHORT-TERM INSTRUMENTS 3.6%
COMMERCIAL PAPER 3.6%
ENI Finance USA, Inc.
1.350% due 06/10/2016		400	396
Tesco Treasury Services PLC
1.024% due 08/17/2015		250	250
2.040% due 08/18/2015		300	299

			945

Total Short-Term Instruments (Cost $945)			945

Total Investments in Securities (Cost $38,051)			37,979

Total Investments 144.3% (Cost $38,051)			$37,979
Financial Derivative Instruments (d)(e) 0.3% (Cost or Premiums, net $(22))			73
Other Assets and Liabilities, net (44.6%)			(11,732)

Net Assets 100.0%			$26,320

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BCY	(1.250)%	07/15/2015	07/15/2017	$(186)	$(186)
BPG	0.480	07/09/2015	08/05/2015	(468)	(468)
	0.480	07/13/2015	08/10/2015	(375)	(375)
	0.480	07/20/2015	08/21/2015	(1,158)	(1,158)
	0.480	07/24/2015	08/17/2015	(445)	(445)
	0.480	07/29/2015	08/24/2015	(1,511)	(1,511)
	0.490	06/12/2015	08/04/2015	(491)	(492)
	0.490	07/13/2015	08/10/2015	(384)	(384)
	0.490	07/24/2015	08/17/2015	(188)	(188)
	0.490	07/27/2015	08/21/2015	(282)	(282)
	0.500	06/16/2015	08/04/2015	(2,721)	(2,723)
	0.500	08/04/2015	09/23/2015	(385)	(385)
	0.500	08/04/2015	10/15/2015	(2,836)	(2,836)
FOB	0.450	07/30/2015	08/25/2015	(152)	(152)
GSC	0.370	07/02/2015	08/03/2015	(265)	(265)
	0.370	08/03/2015	09/03/2015	(265)	(265)
SOG	0.480	07/29/2015	08/24/2015	(636)	(636)
	0.490	07/13/2015	08/10/2015	(539)	(539)
	0.490	07/16/2015	08/14/2015	(1,144)	(1,145)
	0.490	07/27/2015	08/24/2015	(397)	(397)
UBS	0.600	07/10/2015	10/13/2015	(659)	(659)

Total Reverse Repurchase Agreements					$(15,491)

(1)	As of July 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended July 31, 2015 was $8,526 weighted average interest rate of 0.363%.

(c)	Securities with an aggregate market value of $12,515 have been pledged as collateral under the terms of master agreements as of July 31, 2015.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$ 99.125	12/14/2015	16	$(10)	$(14)
Call - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	10	(7)	(11)

				$(17)	$(25)

Total Written Options				$(17)	$(25)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	44	$1	$4	$0
90-Day Eurodollar December Futures	Short	12/2016	44	(2)	0	(6)
U.S. Treasury 2-Year Note September Futures	Short	09/2015	14	(3)	0	(4)

Total Futures Contracts				$(4)	$4	$(10)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	06/17/2020	$4,100	$(126)	$(12)	$0	$(14)
Receive	3-Month USD-LIBOR	2.000	06/15/2022	1,300	(4)	(9)	0	(6)
Receive	3-Month USD-LIBOR	2.500	06/17/2022	1,100	(40)	(10)	0	(5)
Pay	3-Month USD-LIBOR	2.150	03/02/2025	3,600	(6)	(19)	19	0
Receive	3-Month USD-LIBOR	3.000	07/13/2025	3,600	(238)	(256)	0	(21)

					$(414)	$(306)	$19	$(46)

Total Swap Agreements					$(414)	$(306)	$19	$(46)

Cash of $269 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of July 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2015	EUR	266		$297	$5	$0
	08/2015	ILS	1,696		438	0	(11)
	08/2015	JPY	70,800		579	7	0
	08/2015		$458	GBP	293	0	(1)
	08/2015		200	ILS	754	0	0
	09/2015	GBP	293		$458	1	0
BPS	08/2015	JPY	55,623		449	0	0
	01/2016	BRL	2,300		701	62	0
DUB	07/2016		1,000		303	39	0
FBF	08/2015	EUR	1,512		1,687	26	0
GLM	08/2015		302		332	1	0
	08/2015		$246	ILS	941	3	0
	09/2015		146	EUR	133	0	0
JPM	08/2015		621		568	3	0
	08/2015		1,023	JPY	126,423	0	(3)
	09/2015	EUR	568		$621	0	(2)
	09/2015	JPY	126,422		1,023	3	0
MSB	08/2015	GBP	293		460	3	0

Total Forward Foreign Currency Contracts						$153	$(17)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at July 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	09/20/2020	133.680%	$300	$(5)	$0	$0	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$30	$0	$0	$0	$0
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	31	0	0	0	0

					$0	$0	$0	$0

Total Swap Agreements					$(5)	$0	$0	$(5)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 07/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,173	$0	$10,173
Industrials	0	11,919	172	12,091
Utilities	0	2,751	0	2,751
U.S. Government Agencies	0	343	0	343
Mortgage-Backed Securities	0	5,827	0	5,827
Asset-Backed Securities	0	3,985	508	4,493
Sovereign Issues	0	1,356	0	1,356
Short-Term Instruments
Commercial Paper	0	945	0	945

Total Investments	$0	$37,299	$680	$37,979

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	19	0	23
Over the counter	0	153	0	153
	$4	$172	$0	$176

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(46)	0	(81)
Over the counter	0	(22)	0	(22)

	$(35)	$(68)	$0	$(103)

Totals	$(31)	$37,403	$680	$38,052

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended July 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 07/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$209	$(32)	$(1)	$(3)	$(1)	$0	$0	$172	$(1)
Asset-Backed Securities	0	599	(93)	0	2	0	0	0	508	0

Totals	$0	$808	$(125)	$(1)	$(1)	$(1)	$0	$0	$680	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 07/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$172	Third Party Vendor	Broker Quote	109.00
Asset-Backed Securities	508	Third Party Vendor	Broker Quote	97.75 - 100.06

Total	$680

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at July 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income Shares: Series M

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.9%
CORPORATE BONDS & NOTES 41.2%
BANKING & FINANCE 23.4%
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021		$17,800	$18,534
Ally Financial, Inc.
2.750% due 01/30/2017		100	101
American International Group, Inc.
6.250% due 05/01/2036		6,000	7,224
Banco Santander Brasil S.A.
4.250% due 01/14/2016		6,800	6,863
Banco Santander Chile
3.875% due 09/20/2022		5,000	5,083
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022 (e)		41,700	42,117
4.125% due 11/09/2022		4,300	4,343
Bank of America Corp.
5.700% due 01/24/2022		20,000	22,822
Bank of Nova Scotia
1.650% due 10/29/2015		15,680	15,723
Banque PSA Finance S.A.
5.750% due 04/04/2021		17,700	19,187
Barclays Bank PLC
7.625% due 11/21/2022		5,000	5,775
7.750% due 04/10/2023		2,600	2,854
10.000% due 05/21/2021	GBP	17,200	35,159
10.179% due 06/12/2021		$12,280	16,259
14.000% due 06/15/2019 (b)	GBP	3,500	7,208
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$78,268	79,478
BPCE S.A.
4.625% due 07/11/2024		12,600	12,428
CIT Group, Inc.
4.250% due 08/15/2017		7,000	7,175
5.000% due 05/15/2017		100	104
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,000	7,330
Credit Suisse AG
6.500% due 08/08/2023		14,100	15,616
General Motors Financial Co., Inc.
4.250% due 05/15/2023		10,930	10,847
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	8,879
HSBC Finance Corp.
6.676% due 01/15/2021		15,900	18,589
Intesa Sanpaolo SpA
6.500% due 02/24/2021		2,300	2,657
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (c)		17,368	16,225
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,713
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		10,000	11,024
Qatari Diar Finance Co.
5.000% due 07/21/2020		2,000	2,250
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		4,950	5,072
Springleaf Finance Corp.
5.400% due 12/01/2015		100	101

			408,740

INDUSTRIALS 12.3%
Activision Blizzard, Inc.
5.625% due 09/15/2021		4,000	4,210
Aviation Capital Group Corp.
6.750% due 04/06/2021		9,800	11,166
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		11,250	11,722
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,213
CSC Holdings LLC
7.625% due 07/15/2018		$2,200	2,431
7.875% due 02/15/2018		7,340	8,074
CVS Pass-Through Trust
7.507% due 01/10/2032		7,019	8,735

Domtar Corp.
6.750% due 02/15/2044		700	754
Dynegy, Inc.
6.750% due 11/01/2019		7,350	7,626
7.375% due 11/01/2022		5,850	6,081
7.625% due 11/01/2024		1,925	1,997
Fiat Chrysler Finance Europe
7.000% due 03/23/2017	EUR	4,300	5,084
Financiere Quick S.A.S.
4.731% due 04/15/2019		4,600	4,559
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		$5,000	5,877
Georgia-Pacific LLC
5.400% due 11/01/2020		4,900	5,491
8.000% due 01/15/2024		4,200	5,445
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,000	1,986
HCA, Inc.
5.875% due 03/15/2022		5,000	5,494
6.500% due 02/15/2020		10,300	11,542
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		10,500	11,358
6.850% due 02/15/2020		5,000	5,722
Lafarge S.A.
6.250% due 04/13/2018	EUR	1,200	1,467
NBCUniversal Media LLC
4.375% due 04/01/2021		$10,000	10,842
Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019		7,565	8,756
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		3,870	3,986
7.875% due 08/15/2019		1,900	1,974
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		3,800	3,895
Southwestern Energy Co.
4.100% due 03/15/2022		12,300	11,917
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,500	4,166
6.625% due 02/15/2021		1,500	1,737
6.750% due 08/15/2024		6,000	7,265
Wind Acquisition Finance S.A.
4.000% due 07/15/2020		28,200	31,706

			214,278

UTILITIES 5.5%
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	2,000	3,364
6.500% due 11/30/2072		$4,000	4,331
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		12,810	12,618
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		200	197
6.212% due 11/22/2016		4,750	4,964
8.146% due 04/11/2018		5,200	5,598
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		164	119
Petrobras Global Finance BV
5.375% due 01/27/2021		3,800	3,539
6.250% due 03/17/2024		47,600	44,458
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	16,917

			96,105

Total Corporate Bonds & Notes (Cost $732,347)			719,123

MUNICIPAL BONDS & NOTES 20.0%
CALIFORNIA 10.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		$11,000	14,824
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040		1,300	1,726
7.043% due 04/01/2050		14,000	19,226
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		15,000	18,367
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030		12,000	14,661
7.950% due 03/01/2036		21,850	26,459
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		7,200	9,441
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022		1,850	2,065
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,800	2,302

7.618% due 08/01/2040	12,300	17,153
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	5,295	5,987
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	6,500	7,851
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,000	1,309
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	204	268
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	3,500	4,453
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	3,500	4,124
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	6,500	8,558
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	5,100	6,272
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	1,550	1,811
7.021% due 08/01/2040	3,250	3,797
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,300	2,620
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	2,400	2,651
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,490
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,350	3,937

		187,352

ILLINOIS 0.8%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,100	10,905
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	900	997
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	2,200	2,704

		14,606

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	844

MICHIGAN 0.1%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,250	1,465

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	1,335	1,419

NEW YORK 4.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	3,500	4,244
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	12,000	15,942
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	6,730	7,418
4.525% due 11/01/2022	14,400	16,066
5.932% due 11/01/2036	13,900	15,714
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	5,000	5,730
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.124% due 06/15/2042	3,000	3,351
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	400	465
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	4,000	4,561
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	3,023
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	5,200	6,123

		82,637

OHIO 0.9%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	10,100	15,113

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,220

		16,333

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	680
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026	8,500	9,681

		10,361

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	131

WASHINGTON 0.5%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	6,800	8,605

WEST VIRGINIA 1.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	29,980	25,532

Total Municipal Bonds & Notes (Cost $309,653)		349,285

U.S. GOVERNMENT AGENCIES 45.6%
Fannie Mae
0.391% due 10/27/2037	5,783	5,718
0.641% due 08/25/2021	12	12
2.040% due 05/01/2034	117	121
2.091% due 12/01/2034	93	99
2.100% due 11/01/2032	14	14
2.114% due 05/01/2028	93	98
2.123% due 10/01/2032	22	23
2.215% due 09/01/2032	12	13
2.220% due 09/01/2027	51	53
2.268% due 01/01/2033	57	61
2.376% due 05/01/2033	116	124
2.425% due 10/01/2034	137	138
2.500% due 05/01/2017	7	7
2.520% due 06/01/2020	13	13
2.752% due 05/01/2018	17	17
2.758% due 01/01/2018	11	11
3.000% due 08/01/2030 - 09/01/2045	299,000	302,731
3.234% due 03/25/2041	18	19
3.500% due 09/01/2030 - 10/01/2045	48,000	49,815
3.647% due 05/25/2042	17	17
4.000% due 11/25/2019 - 09/01/2045	235,276	249,826
4.500% due 11/25/2026 - 09/01/2045	131,637	142,621
5.000% due 11/01/2033 - 09/01/2045	33,000	36,465
6.000% due 08/01/2022 - 12/01/2023	142	153
6.500% due 01/01/2025 - 12/01/2028	58	68
7.000% due 11/01/2038	85	97
7.010% due 08/01/2022	41	42
11.000% due 07/15/2020	20	20
Freddie Mac
0.637% due 08/15/2029 - 12/15/2031	58	58
0.687% due 09/15/2030	6	6
0.737% due 03/15/2032	9	9
0.837% due 03/15/2020 - 02/15/2024	235	242
0.887% due 10/15/2019	1	1
1.337% due 09/15/2022	32	33
1.537% due 08/15/2023	10	10
1.955% due 08/01/2032	72	73
2.250% due 08/01/2029	15	16
2.348% due 01/01/2033	3	3
2.375% due 01/01/2032 - 10/01/2032	192	202
2.395% due 02/01/2033	63	67
2.419% due 02/01/2029	98	103
2.459% due 04/01/2032	60	61
2.510% due 07/01/2032	9	9
2.541% due 08/01/2032	12	13
2.625% due 10/01/2032	60	61
2.651% due 07/01/2029	6	6
4.500% due 05/15/2018	7	8
5.500% due 04/15/2035	2,750	3,065
6.000% due 08/15/2016 - 12/15/2028	429	486
6.500% due 08/15/2016 - 12/15/2023	14	14
7.000% due 04/01/2029 - 06/01/2030	20	22
7.500% due 08/15/2030	60	70
Ginnie Mae
0.538% due 06/20/2032	16	16

1.625% due 08/20/2017 - 06/20/2032	360	372
1.750% due 03/20/2017 - 03/20/2032	268	277
2.000% due 05/20/2018 - 09/20/2027	129	135
2.125% due 06/20/2022	29	29
2.500% due 05/20/2018 - 09/20/2021	16	17
3.000% due 04/20/2019 - 08/20/2025	63	64
6.500% due 05/15/2023 - 12/15/2023	2	2
NCUA Guaranteed Notes
0.637% due 10/07/2020	2,604	2,618
Vendee Mortgage Trust
6.500% due 09/15/2024	655	734

Total U.S. Government Agencies (Cost $791,976)		797,298

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)	176,750	161,851
2.750% due 08/15/2042 (e)(i)	68,400	66,316
3.000% due 05/15/2042 (e)	58,900	60,027
3.125% due 02/15/2042 (i)	14,800	15,475
3.125% due 02/15/2043 (g)(i)	3,400	3,539
4.250% due 05/15/2039 (g)(i)	10,200	12,749
4.375% due 11/15/2039 (e)	50,200	63,938
4.375% due 05/15/2040	17,950	22,885
4.625% due 02/15/2040 (g)(i)	8,100	10,690
6.125% due 11/15/2027 (g)(i)	9,500	13,411
6.250% due 05/15/2030	15,400	22,740
U.S. Treasury Notes
1.250% due 08/31/2015 (i)	286	286
2.000% due 02/15/2025 (e)	17,700	17,418

Total U.S. Treasury Obligations (Cost $487,989)		471,325

MORTGAGE-BACKED SECURITIES 14.6%
Adjustable Rate Mortgage Trust
2.582% due 02/25/2036	253	215
2.774% due 11/25/2035 ^	339	290
4.679% due 11/25/2035 ^	648	588
4.800% due 01/25/2036 ^	165	148
American Home Mortgage Assets Trust
0.381% due 09/25/2046	1,124	831
0.401% due 10/25/2046	885	603
1.090% due 11/25/2046	773	412
American Home Mortgage Investment Trust
0.481% due 02/25/2045	161	160
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	300	249
16.521% due 09/25/2035 ^	301	376
Banc of America Funding Ltd.
0.443% due 10/03/2039	3,431	3,380
Banc of America Funding Trust
0.378% due 10/20/2036	294	230
0.401% due 04/25/2037 ^	244	176
0.488% due 05/20/2047	149	125
0.591% due 05/25/2037 ^	206	153
2.674% due 02/20/2036	1,012	1,006
2.829% due 04/20/2035	344	254
2.869% due 09/20/2047 ^	429	323
5.281% due 09/20/2046 ^	242	201
5.500% due 03/25/2036 ^	52	49
Banc of America Mortgage Trust
2.622% due 02/25/2033	2	2
2.785% due 07/25/2035 ^	76	71
5.500% due 09/25/2035 ^	1,133	1,091
5.500% due 05/25/2037 ^	300	228
BCAP LLC Trust
0.341% due 05/25/2047 ^	167	126
0.347% due 03/26/2037	124	122
0.387% due 07/26/2036	413	394
0.411% due 05/25/2047 ^	1,076	818
0.423% due 05/26/2047	313	303
0.437% due 07/26/2035	146	145
0.687% due 05/26/2035	140	133
0.707% due 11/26/2035	262	257
0.841% due 09/25/2047	250	214
0.927% due 01/26/2036	134	132
0.986% due 11/26/2046	373	360
1.673% due 10/26/2035	244	244
2.284% due 07/26/2036	851	851
2.418% due 01/26/2034	103	103
2.617% due 02/26/2035	208	205
2.648% due 06/26/2035	407	409
2.792% due 03/26/2037	316	253
2.820% due 07/26/2036	292	293
4.000% due 02/26/2037	383	381
4.279% due 07/26/2036	587	514

4.467% due 03/27/2037	431	288
4.860% due 07/26/2036	86	70
11.311% due 10/26/2036	425	402
BCRR Trust
5.795% due 08/17/2045	4,026	4,217
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	5,401	5,437
2.410% due 10/25/2035	1,593	1,572
2.434% due 02/25/2036 ^	284	239
2.455% due 12/25/2046 ^	2,173	1,877
2.515% due 03/25/2035	2,183	2,191
2.625% due 11/25/2034	180	175
2.627% due 06/25/2035 ^	72	64
2.652% due 02/25/2034	149	149
2.659% due 03/25/2035	133	129
2.694% due 01/25/2034	143	143
2.699% due 05/25/2034	77	75
2.727% due 01/25/2035	38	38
2.740% due 10/25/2035	279	278
2.779% due 05/25/2047 ^	564	507
3.070% due 08/25/2035	145	129
Bear Stearns ALT-A Trust
0.631% due 04/25/2036	311	236
2.451% due 02/25/2036 ^	70	56
2.501% due 06/25/2034	4,647	4,297
2.534% due 05/25/2035	129	126
2.561% due 02/25/2036 ^	697	555
2.634% due 08/25/2036 ^	415	263
4.179% due 11/25/2036 ^	220	169
4.804% due 07/25/2035 ^	1,100	911
4.878% due 05/25/2036 ^	963	690
Bear Stearns Asset-Backed Securities Trust
22.867% due 03/25/2036 ^	247	299
Bear Stearns Mortgage Funding Trust
0.381% due 01/25/2037	178	144
Bear Stearns Mortgage Securities, Inc.
6.352% due 03/25/2031	10	10
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036	1,693	1,371
Chase Mortgage Finance Trust
2.465% due 03/25/2037 ^	196	183
5.003% due 03/25/2037 ^	107	101
5.466% due 09/25/2036 ^	3,514	3,144
6.000% due 05/25/2037	217	190
ChaseFlex Trust
0.491% due 07/25/2037	366	316
4.565% due 08/25/2037 ^	70	60
5.000% due 07/25/2037 ^	213	190
Citigroup Commercial Mortgage Trust
5.322% due 12/17/2049	9,862	10,184
5.858% due 07/17/2040	10,676	10,872
Citigroup Mortgage Loan Trust, Inc.
0.357% due 10/25/2046	300	295
1.179% due 09/25/2037 ^	1,293	1,170
1.879% due 10/25/2046	451	367
2.427% due 09/25/2037	200	190
2.500% due 11/25/2035	296	294
2.510% due 10/25/2035	431	427
2.592% due 12/25/2035 ^	220	169
2.652% due 08/25/2035	86	86
2.792% due 03/25/2037 ^	217	176
3.866% due 08/25/2035	3,312	3,274
5.500% due 12/25/2035	255	201
6.408% due 11/25/2037	181	161
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	577	595
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	301	274
Community Program Loan Trust
4.500% due 04/01/2029	368	372
Countrywide Alternative Loan Trust
0.331% due 08/25/2037	1,480	1,267
0.351% due 12/25/2046 ^	281	289
0.361% due 11/25/2036	2,020	1,961
0.361% due 01/25/2037 ^	396	382
0.368% due 02/20/2047 ^	2,710	2,040
0.371% due 11/25/2036	253	240
0.371% due 05/25/2047	2,435	2,071
0.381% due 07/25/2046 ^	232	212
0.381% due 09/25/2046 ^	928	803
0.381% due 10/25/2046	430	419
0.398% due 07/20/2046 ^	89	67
0.411% due 05/25/2035	3,763	3,226
0.441% due 06/25/2035	273	241
0.451% due 07/25/2035	268	233
0.451% due 12/25/2035	1,908	1,708

0.461% due 05/25/2036 ^	49	42
0.501% due 08/25/2035 ^	370	295
0.501% due 10/25/2035	263	214
0.691% due 05/25/2035	610	516
0.691% due 05/25/2035 ^	5,997	4,999
0.722% due 03/25/2047	325	304
0.967% due 09/25/2034	119	117
1.170% due 02/25/2036	835	757
2.440% due 05/25/2036	129	104
2.588% due 08/25/2035	465	395
4.403% due 06/25/2047	357	312
5.187% due 11/25/2035 ^	208	168
5.500% due 11/25/2035	205	166
5.500% due 02/25/2036 ^	165	153
5.750% due 03/25/2037 ^	279	250
5.750% due 04/25/2047 ^	247	219
6.000% due 12/25/2034	165	166
6.000% due 03/25/2036 ^	413	366
6.000% due 08/25/2036 ^	630	593
6.000% due 02/25/2037 ^	855	671
6.000% due 04/25/2037	166	144
6.000% due 05/25/2037 ^	747	617
6.000% due 08/25/2037 ^	1,034	864
6.250% due 11/25/2036 ^	179	170
6.500% due 12/25/2036 ^	125	101
6.500% due 08/25/2037 ^	545	383
19.276% due 07/25/2035	101	138
Countrywide Home Loan Mortgage Pass-Through Trust
0.421% due 05/25/2035	162	138
0.491% due 04/25/2046 ^	118	69
0.511% due 03/25/2035	1,103	974
0.531% due 03/25/2036	796	414
0.561% due 02/25/2035	739	623
0.581% due 02/25/2035	627	490
0.731% due 02/25/2035	35	33
0.811% due 03/25/2035	763	656
2.313% due 02/20/2036 ^	95	89
2.427% due 11/25/2034	212	202
2.429% due 05/20/2036	132	122
2.436% due 04/25/2035 ^	245	76
2.514% due 02/20/2036	692	589
2.538% due 05/20/2036 ^	318	268
2.654% due 08/25/2034	153	141
2.712% due 11/25/2037	498	445
4.581% due 10/20/2035	190	172
4.878% due 01/25/2036 ^	280	263
5.500% due 07/25/2037 ^	734	657
5.750% due 12/25/2035 ^	295	278
6.000% due 02/25/2037 ^	844	811
6.000% due 03/25/2037 ^	274	264
6.000% due 07/25/2037	511	443
6.500% due 11/25/2036 ^	1,870	1,720
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035	199	201
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	9	8
1.341% due 09/25/2034 ^	184	157
Credit Suisse Mortgage Capital Certificates
0.320% due 03/27/2036	180	176
0.425% due 05/27/2037	100	86
0.591% due 12/27/2035	273	262
2.327% due 04/26/2038	1,900	1,865
2.672% due 09/27/2036	268	269
2.724% due 04/28/2037	555	385
2.774% due 08/28/2036	167	163
Deutsche ALT-A Securities, Inc.
0.351% due 01/25/2047	180	144
0.381% due 08/25/2047	848	711
0.491% due 04/25/2037	661	371
Deutsche Mortgage & Asset Receiving Corp.
0.425% due 11/27/2036	500	429
Downey Savings & Loan Association Mortgage Loan Trust
0.508% due 07/19/2045 ^	86	12
First Horizon Alternative Mortgage Securities Trust
2.286% due 04/25/2036 ^	360	304
2.300% due 01/25/2036 ^	729	589
First Horizon Mortgage Pass-Through Trust
2.694% due 11/25/2037 ^	141	125
6.250% due 11/25/2036	973	953
GMAC Mortgage Corp. Loan Trust
3.013% due 11/19/2035	278	258
Granite Master Issuer PLC
0.368% due 12/20/2054	1,921	1,911
GreenPoint Mortgage Funding Trust
0.391% due 12/25/2046 ^	368	224

GSC Capital Corp. Mortgage Trust
0.371% due 05/25/2036 ^	294	228
GSR Mortgage Loan Trust
2.639% due 04/25/2035	127	121
2.687% due 09/25/2035	737	740
2.701% due 09/25/2034	192	183
2.730% due 04/25/2035	100	100
2.754% due 11/25/2035	258	235
HarborView Mortgage Loan Trust
0.378% due 01/19/2038	74	63
0.408% due 05/19/2035	5,075	4,240
0.438% due 01/19/2036	226	156
0.438% due 01/19/2038 ^	149	50
0.438% due 09/19/2046 ^	20	1
0.868% due 01/19/2035	92	75
1.012% due 07/19/2045	100	94
2.670% due 12/19/2035 ^	229	204
2.850% due 12/19/2035 ^	271	209
HomeBanc Mortgage Trust
0.371% due 12/25/2036	223	195
Impac Secured Assets Trust
0.341% due 11/25/2036	2,023	1,482
0.361% due 01/25/2037	461	404
IndyMac Mortgage Loan Trust
0.371% due 07/25/2047	610	442
0.381% due 09/25/2046	223	192
0.471% due 03/25/2035	512	455
0.491% due 11/25/2035 ^	328	199
2.251% due 06/25/2037 ^	183	146
2.615% due 08/25/2035	1,799	1,533
2.642% due 06/25/2035 ^	163	143
4.109% due 09/25/2035 ^	197	169
4.253% due 06/25/2036	2,788	2,592
4.362% due 11/25/2035 ^	295	251
4.549% due 10/25/2035	1,642	1,378
4.727% due 08/25/2036	4,496	4,344
JPMorgan Alternative Loan Trust
0.686% due 06/27/2037	7,450	6,191
3.070% due 12/25/2036	99	91
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047	1,320	1,378
JPMorgan Mortgage Trust
2.351% due 11/25/2035	173	165
2.506% due 04/25/2035	82	82
2.528% due 01/25/2037 ^	51	46
2.570% due 07/25/2035	1,028	1,047
2.664% due 04/25/2035	88	89
2.688% due 09/25/2034	586	581
2.756% due 07/25/2035	794	797
5.003% due 11/25/2035	170	162
5.039% due 06/25/2037 ^	374	342
6.000% due 01/25/2036	235	211
JPMorgan Resecuritization Trust
2.281% due 05/27/2037	7,733	7,538
2.710% due 08/27/2037	187	189
Lavender Trust
6.250% due 10/26/2036	315	237
Lehman Mortgage Trust
5.395% due 01/25/2036 ^	380	355
5.654% due 12/25/2035	459	372
6.000% due 07/25/2036 ^	147	111
Lehman XS Trust
0.341% due 07/25/2047 ^	144	140
0.391% due 08/25/2046 ^	138	106
0.421% due 04/25/2046 ^	120	93
0.421% due 08/25/2046 ^	1	0
0.431% due 11/25/2046 ^	112	31
Luminent Mortgage Trust
0.361% due 12/25/2036	1,242	1,003
0.391% due 10/25/2046	407	350
MASTR Adjustable Rate Mortgages Trust
0.431% due 05/25/2037	202	134
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,590	1,614
8.000% due 07/25/2035	1,423	1,468
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.609% due 10/20/2029	78	79
Merrill Lynch Alternative Note Asset Trust
0.371% due 04/25/2037	1,080	1,009
0.491% due 03/25/2037	1,238	609
6.000% due 05/25/2037 ^	301	254
Merrill Lynch Mortgage Investors Trust
0.651% due 04/25/2029	114	110
0.847% due 11/25/2029	131	126
0.851% due 09/25/2029	109	109
1.444% due 07/25/2029	117	113

1.673% due 10/25/2035	549	535
2.124% due 02/25/2036	94	93
2.692% due 11/25/2035	228	228
Morgan Stanley Dean Witter Capital, Inc. Trust
1.699% due 03/25/2033	158	149
Morgan Stanley Mortgage Loan Trust
0.471% due 11/25/2035	184	178
0.511% due 01/25/2035	95	89
2.134% due 06/25/2036	253	246
6.000% due 10/25/2037 ^	129	108
Morgan Stanley Re-REMIC Trust
0.507% due 02/26/2037	409	274
0.518% due 03/26/2037	216	158
5.500% due 08/26/2047	104	108
Morgan Stanley Resecuritization Trust
0.497% due 01/26/2051	542	518
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	752	751
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.990% due 02/25/2036 ^	1,165	969
RBSSP Resecuritization Trust
0.437% due 02/26/2037	2,428	2,292
0.507% due 03/26/2037	7,278	7,147
Residential Accredit Loans, Inc. Trust
0.361% due 12/25/2036	678	526
0.391% due 05/25/2047	258	214
0.401% due 06/25/2037	211	161
0.441% due 08/25/2037	671	533
0.491% due 01/25/2035	186	179
0.491% due 08/25/2035	291	227
0.591% due 10/25/2045	228	177
3.185% due 02/25/2035 ^	642	521
3.534% due 02/25/2036 ^	213	161
8.000% due 04/25/2036 ^	286	279
Residential Asset Securitization Trust
6.000% due 06/25/2036	281	205
6.000% due 11/25/2036 ^	181	129
6.000% due 03/25/2037 ^	172	125
6.250% due 11/25/2036	123	91
6.500% due 04/25/2037 ^	1,455	927
Residential Funding Mortgage Securities, Inc. Trust
3.540% due 03/25/2035	2,036	1,664
5.500% due 02/25/2035	104	104
6.000% due 09/25/2036 ^	490	450
Structured Adjustable Rate Mortgage Loan Trust
0.511% due 10/25/2035	2,706	2,364
0.926% due 06/25/2034	761	716
1.584% due 05/25/2035 ^	883	629
2.430% due 10/25/2034	110	113
2.478% due 12/25/2035 ^	184	180
2.497% due 02/25/2036 ^	566	459
2.580% due 10/25/2036 ^	296	221
2.589% due 01/25/2036 ^	4	4
2.633% due 09/25/2036 ^	6,013	3,864
2.670% due 06/25/2036 ^	114	98
4.395% due 07/25/2037 ^	11	9
Structured Asset Mortgage Investments Trust
0.321% due 03/25/2037	305	230
0.371% due 09/25/2047	138	119
0.381% due 06/25/2036	15,693	13,117
0.381% due 07/25/2046	984	783
0.381% due 09/25/2047	1,462	1,105
0.391% due 05/25/2036	1,534	1,116
0.401% due 09/25/2047 ^	2,918	2,040
0.411% due 05/25/2046	1,275	731
0.451% due 05/25/2046 ^	90	33
0.888% due 03/19/2034	702	650
0.888% due 02/19/2035	325	315
0.928% due 12/19/2033	724	699
1.594% due 02/25/2036	1,095	969
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.868% due 05/25/2032	1	1
2.217% due 01/25/2032	5	5
2.400% due 02/25/2034	162	159
2.516% due 02/25/2032	2	2
2.703% due 08/25/2032	87	86
Structured Asset Securities Corp. Trust
0.541% due 02/25/2035	77	72
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037 ^	703	597
Thornburg Mortgage Securities Trust
0.831% due 09/25/2043	97	94
0.931% due 09/25/2044	88	85
2.427% due 09/25/2037	202	199
Wachovia Mortgage Loan Trust LLC
4.963% due 10/20/2035	140	136

WaMu Mortgage Pass-Through Certificates Trust
0.461% due 12/25/2045	16	15
0.511% due 01/25/2045	479	453
0.578% due 10/25/2044	2,040	1,981
0.601% due 11/25/2045	400	356
0.920% due 06/25/2047 ^	264	103
0.931% due 11/25/2034	404	385
0.980% due 07/25/2047	1,160	995
1.171% due 11/25/2034	1,112	1,048
1.370% due 11/25/2042	44	42
2.180% due 11/25/2046	401	364
2.281% due 12/25/2036 ^	2,657	2,405
2.304% due 08/25/2036 ^	255	223
2.390% due 08/25/2033	705	725
3.845% due 12/25/2036 ^	284	266
Washington Mutual Mortgage Pass-Through Certificates Trust
0.641% due 05/25/2035 ^	804	636
0.870% due 04/25/2047	674	531
0.940% due 04/25/2047	985	780
4.623% due 09/25/2036 ^	212	123
Wells Fargo Alternative Loan Trust
2.762% due 07/25/2037 ^	149	126
Wells Fargo Mortgage-Backed Securities Trust
0.691% due 07/25/2037 ^	276	239
2.617% due 03/25/2035	2,830	2,849
2.618% due 10/25/2036 ^	163	156
2.619% due 01/25/2035	908	914
2.619% due 06/25/2035	5,343	5,304
2.625% due 03/25/2036	1,848	1,843
2.633% due 10/25/2036 ^	1,528	1,428
2.661% due 03/25/2036 ^	247	238
2.694% due 07/25/2036 ^	3,295	3,249
2.724% due 08/25/2034	307	312
2.740% due 05/25/2035	101	100
6.000% due 06/25/2037 ^	335	337

Total Mortgage-Backed Securities (Cost $245,511)		254,737

ASSET-BACKED SECURITIES 11.7%
Aames Mortgage Investment Trust
0.967% due 10/25/2035	200	162
1.387% due 06/25/2035	700	603
Accredited Mortgage Loan Trust
0.321% due 02/25/2037	3,397	3,256
0.451% due 09/25/2036	1,100	932
0.670% due 09/25/2035	200	160
ACE Securities Corp. Home Equity Loan Trust
0.301% due 12/25/2036	403	167
0.331% due 07/25/2036	521	375
0.346% due 08/25/2036	994	837
0.351% due 05/25/2036	133	120
0.491% due 02/25/2036	200	179
0.661% due 10/25/2035	1,800	1,537
0.811% due 02/25/2036 ^	200	164
0.841% due 07/25/2035	100	84
0.847% due 11/25/2035	200	171
1.091% due 12/25/2034	190	174
1.166% due 06/25/2034	212	205
Aegis Asset-Backed Securities Trust
0.621% due 12/25/2035	200	146
0.671% due 06/25/2035	200	146
0.887% due 03/25/2035	300	243
1.191% due 03/25/2035 ^	196	181
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.581% due 03/25/2036	400	345
0.641% due 07/25/2035	800	720
0.641% due 01/25/2036	300	281
0.661% due 11/25/2035	200	166
0.711% due 09/25/2035	10,000	8,192
0.791% due 08/25/2035	862	855
0.792% due 11/25/2034	57	57
1.301% due 03/25/2035	200	162
Amortizing Residential Collateral Trust
0.771% due 07/25/2032	73	68
1.191% due 10/25/2034	330	326
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.341% due 09/25/2036	1,046	427
0.381% due 03/25/2036	415	211
0.421% due 01/25/2036	138	107
Asset-Backed Funding Certificates Trust
0.301% due 01/25/2037	636	380
0.351% due 01/25/2037	401	242
0.411% due 01/25/2037	241	146
0.811% due 04/25/2034	748	740
0.866% due 06/25/2035	425	407
1.191% due 06/25/2037	319	238

Asset-Backed Securities Corp. Home Equity Loan Trust
0.641% due 11/25/2035	300	270
1.091% due 06/25/2035	200	172
1.387% due 06/25/2034	200	169
3.186% due 08/15/2033	52	48
Basic Asset-Backed Securities Trust
0.501% due 04/25/2036	200	179
Bayview Financial Asset Trust
0.591% due 12/25/2039	418	398
Bear Stearns Asset-Backed Securities Trust
0.297% due 11/25/2036	191	190
0.341% due 06/25/2036	368	351
0.361% due 05/25/2036 ^	365	330
0.371% due 06/25/2047	141	137
0.381% due 05/25/2037	352	332
0.391% due 12/25/2036	529	484
0.461% due 06/25/2036	200	169
0.591% due 09/25/2046	341	294
0.617% due 12/25/2035	500	456
0.641% due 08/25/2036	400	341
0.687% due 12/25/2035	300	274
0.741% due 06/25/2036	300	261
0.887% due 11/25/2035 ^	268	228
1.147% due 04/25/2035	164	154
1.371% due 06/25/2043	1,873	1,795
1.441% due 08/25/2037	207	191
2.550% due 10/25/2036	82	60
Carrington Mortgage Loan Trust
0.411% due 01/25/2037	1,200	742
0.451% due 02/25/2037	1,400	1,005
1.241% due 05/25/2035	300	228
Cendant Mortgage Corp.
6.000% due 07/25/2043	30	30
Citigroup Mortgage Loan Trust, Inc.
0.331% due 12/25/2036	1,319	1,198
0.331% due 05/25/2037	81	79
0.361% due 05/25/2037	800	728
0.451% due 01/25/2037	300	243
0.501% due 12/25/2035	851	797
0.587% due 11/25/2046	444	377
0.601% due 10/25/2035	1,700	1,565
0.637% due 11/25/2045	300	272
0.651% due 09/25/2035	332	331
0.671% due 09/25/2035 ^	300	285
0.681% due 09/25/2035 ^	500	414
0.811% due 05/25/2035	200	158
5.572% due 05/25/2036 ^	239	163
Conseco Financial Corp.
6.810% due 12/01/2028	1,255	1,313
6.870% due 04/01/2030	488	535
7.060% due 02/01/2031	946	983
7.550% due 01/15/2029	86	89
Countrywide Asset-Backed Certificates
0.331% due 02/25/2037	179	174
0.331% due 07/25/2037	8,600	7,240
0.337% due 01/25/2037	236	226
0.341% due 12/25/2036	622	593
0.341% due 05/25/2037	1,412	1,263
0.351% due 01/25/2034	222	206
0.351% due 05/25/2036	1,265	1,267
0.351% due 03/25/2037	474	441
0.361% due 03/25/2037	713	718
0.361% due 05/25/2037	653	590
0.361% due 06/25/2047	772	731
0.371% due 06/25/2047	1,062	971
0.381% due 06/25/2047	577	531
0.411% due 09/25/2037	400	315
0.411% due 09/25/2047	3,200	2,485
0.421% due 10/25/2047	900	796
0.441% due 01/25/2046	200	138
0.441% due 06/25/2047	243	147
0.487% due 07/25/2036	500	455
0.541% due 04/25/2036	100	88
0.576% due 11/25/2035	253	244
0.591% due 06/25/2036	300	218
0.637% due 04/25/2036	100	74
0.641% due 03/25/2047 ^	184	132
0.671% due 12/25/2031	786	594
0.681% due 02/25/2036	200	164
0.711% due 12/25/2035	700	691
0.851% due 12/25/2035	300	256
1.166% due 02/25/2034	109	103
1.241% due 08/25/2035	100	89
1.687% due 02/25/2035	300	263
5.529% due 04/25/2047 ^	306	328

Countrywide Asset-Backed Certificates Trust
0.341% due 03/25/2047	425	382
0.647% due 05/25/2036	600	507
0.691% due 08/25/2047	48	47
0.717% due 02/25/2036	200	172
0.807% due 08/25/2035	200	191
0.911% due 07/25/2034	276	262
0.917% due 07/25/2035	400	342
0.991% due 08/25/2047	1,300	1,123
1.087% due 04/25/2035	200	160
1.091% due 10/25/2034	308	299
Credit-Based Asset Servicing and Securitization LLC
0.311% due 07/25/2037	19	13
0.411% due 07/25/2037	412	280
0.761% due 07/25/2036	300	275
1.136% due 04/25/2036	80	70
3.394% due 01/25/2036 ^	84	62
3.998% due 07/25/2035 ^	61	61
Delta Funding Home Equity Loan Trust
0.826% due 08/15/2030	82	75
EMC Mortgage Loan Trust
0.931% due 05/25/2040	18	16
First Franklin Mortgage Loan Trust
0.331% due 12/25/2036	413	262
0.341% due 07/25/2036	150	143
0.351% due 04/25/2036	406	343
0.431% due 04/25/2036	400	261
0.431% due 08/25/2036	400	286
0.551% due 10/25/2035	243	228
0.551% due 11/25/2035	200	132
0.641% due 06/25/2036	365	353
0.681% due 09/25/2035	280	274
0.701% due 09/25/2035	354	353
0.851% due 04/25/2035	197	197
0.997% due 04/25/2035	966	915
1.061% due 09/25/2034	501	450
1.136% due 03/25/2035	100	84
1.391% due 01/25/2035	122	102
1.616% due 10/25/2034	948	794
First NLC Trust
0.261% due 08/25/2037	75	43
0.647% due 05/25/2035	1,266	1,075
First Plus Home Loan Owners Trust
7.320% due 11/10/2023 ^	6	0
Fremont Home Loan Trust
0.341% due 01/25/2037	336	176
0.351% due 08/25/2036	257	107
0.361% due 02/25/2036	84	72
0.361% due 02/25/2037	1,161	666
0.461% due 02/25/2036	300	207
0.461% due 04/25/2036	3,000	1,802
0.681% due 07/25/2035	100	89
0.981% due 12/25/2029	15	13
GE-WMC Asset-Backed Pass-Through Certificates
0.441% due 12/25/2035	3,996	3,680
GSAA Home Equity Trust
0.311% due 04/25/2047	416	341
GSAMP Trust
0.281% due 01/25/2037	4,011	2,426
0.311% due 12/25/2036	1,270	705
0.341% due 06/25/2036	508	470
0.341% due 09/25/2036	430	204
0.341% due 12/25/2046	827	498
0.351% due 05/25/2046	64	58
0.391% due 11/25/2036	247	145
0.421% due 12/25/2046	248	151
0.431% due 12/25/2035	223	206
0.431% due 06/25/2036	393	251
0.461% due 04/25/2036	400	255
1.841% due 10/25/2034	125	117
Home Equity Asset Trust
1.286% due 05/25/2035	200	176
Home Equity Loan Trust
0.421% due 04/25/2037	800	518
0.531% due 04/25/2037	500	315
HSI Asset Securitization Corp. Trust
0.301% due 12/25/2036	300	135
0.361% due 12/25/2036	1,369	617
0.411% due 12/25/2036	912	415
0.581% due 11/25/2035	300	212
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.331% due 11/25/2036	649	521
0.351% due 11/25/2036	500	323
0.511% due 04/25/2047	500	379
IXIS Real Estate Capital Trust
0.821% due 02/25/2036	500	444

JPMorgan Mortgage Acquisition Corp.
0.371% due 02/25/2036	441	424
0.421% due 05/25/2035	487	475
JPMorgan Mortgage Acquisition Trust
0.347% due 05/25/2036	491	477
0.351% due 01/25/2036	200	184
0.351% due 01/25/2037	882	862
0.351% due 05/25/2037	200	184
0.357% due 04/25/2036	939	887
0.451% due 03/25/2037	300	232
0.451% due 05/25/2037	300	240
0.457% due 04/25/2036	300	262
0.457% due 05/25/2036	700	587
0.457% due 07/25/2036	200	147
0.471% due 01/25/2037	200	146
6.337% due 08/25/2036 ^	182	127
Lehman ABS Mortgage Loan Trust
0.281% due 06/25/2037	329	217
0.391% due 06/25/2037	265	177
Lehman XS Trust
0.337% due 04/25/2037 ^	1,211	906
0.361% due 02/25/2037 ^	2,064	1,166
Long Beach Mortgage Loan Trust
0.571% due 08/25/2045	261	243
0.621% due 11/25/2035	600	518
1.031% due 07/25/2031	350	327
1.241% due 06/25/2035	500	401
1.466% due 02/25/2035	200	157
1.616% due 03/25/2032	622	592
MASTR Asset-Backed Securities Trust
0.301% due 08/25/2036	234	123
0.341% due 08/25/2036	386	204
0.371% due 02/25/2036	533	309
0.431% due 06/25/2036	229	133
0.431% due 08/25/2036	232	125
0.491% due 01/25/2036	300	290
0.571% due 01/25/2036	300	233
0.691% due 10/25/2035 ^	393	302
0.941% due 12/25/2034 ^	125	120
Meritage Mortgage Loan Trust
0.941% due 11/25/2035	352	337
Merrill Lynch Mortgage Investors Trust
0.391% due 01/25/2037	100	98
0.431% due 08/25/2037	1,305	800
0.501% due 08/25/2036	300	273
0.641% due 02/25/2047	1,567	1,120
0.671% due 05/25/2036	490	447
MESA Trust
0.991% due 12/25/2031	954	877
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	967	1,017
Morgan Stanley ABS Capital, Inc. Trust
0.261% due 10/25/2036	120	71
0.331% due 10/25/2036	178	106
0.331% due 11/25/2036	332	214
0.341% due 06/25/2036	679	567
0.341% due 09/25/2036	466	268
0.341% due 10/25/2036	287	199
0.341% due 11/25/2036	1,758	1,061
0.371% due 03/25/2037	521	295
0.391% due 02/25/2037	178	110
0.411% due 11/25/2036	415	270
0.441% due 03/25/2037	521	298
0.481% due 01/25/2036	2,000	1,810
0.501% due 12/25/2035	512	460
1.091% due 05/25/2034	165	152
1.121% due 03/25/2035	300	296
1.181% due 06/25/2035	400	361
1.241% due 04/25/2035	200	146
1.441% due 07/25/2037	400	282
1.841% due 03/25/2034	1,550	1,365
Morgan Stanley Dean Witter Capital, Inc. Trust
1.541% due 02/25/2033	1,158	1,109
Morgan Stanley Home Equity Loan Trust
0.351% due 04/25/2036	173	130
0.361% due 04/25/2037	812	474
0.421% due 04/25/2037	271	159
Morgan Stanley Mortgage Loan Trust
0.421% due 02/25/2037	218	129
0.551% due 04/25/2037	375	204
5.750% due 11/25/2036 ^	326	168
5.965% due 09/25/2046 ^	562	396
New Century Home Equity Loan Trust
0.421% due 02/25/2036	47	47
0.441% due 12/25/2035	244	238
0.471% due 10/25/2035	232	232

0.641% due 06/25/2035	1,000	953
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.601% due 02/25/2036	200	182
6.032% due 10/25/2036	201	111
NovaStar Mortgage Funding Trust
0.341% due 06/25/2036	187	139
0.561% due 01/25/2036	70	69
0.661% due 01/25/2036	7,500	5,978
Option One Mortgage Loan Trust
0.331% due 01/25/2037	91	56
0.361% due 05/25/2037	233	140
0.411% due 01/25/2037	366	228
0.521% due 04/25/2037	172	106
0.551% due 01/25/2036	300	203
0.701% due 08/25/2035	400	308
Option One Mortgage Loan Trust Asset-Backed Certificates
0.631% due 11/25/2035	400	380
0.651% due 11/25/2035	1,100	820
Ownit Mortgage Loan Trust
0.791% due 10/25/2036 ^	299	241
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.681% due 08/25/2035	200	164
0.681% due 09/25/2035	700	571
0.721% due 07/25/2035	400	353
0.741% due 07/25/2035	950	722
1.031% due 01/25/2036	100	96
1.136% due 02/25/2035	90	90
1.136% due 06/25/2035	200	174
1.241% due 10/25/2034	500	427
1.316% due 03/25/2035	400	341
1.436% due 01/25/2036	300	269
1.991% due 12/25/2034	676	573
People’s Choice Home Loan Securities Trust
0.907% due 05/25/2035 ^	200	186
People’s Financial Realty Mortgage Securities Trust
0.331% due 09/25/2036	473	191
Popular ABS Mortgage Pass-Through Trust
0.451% due 11/25/2046	200	176
0.581% due 02/25/2036	400	335
RAAC Trust
0.491% due 06/25/2044	115	99
0.537% due 11/25/2046	779	676
0.591% due 09/25/2045	4,100	3,362
0.591% due 06/25/2047	161	154
1.385% due 10/25/2045	250	227
1.691% due 09/25/2047	600	492
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036	577	362
7.238% due 09/25/2037	285	188
Residential Asset Mortgage Products Trust
0.351% due 12/25/2036	222	214
0.351% due 02/25/2037	524	481
0.407% due 10/25/2034	118	109
0.471% due 09/25/2036	300	255
0.491% due 05/25/2036 ^	1,928	1,477
0.511% due 01/25/2036	1,000	774
0.621% due 11/25/2035	250	223
0.631% due 10/25/2035	200	190
0.651% due 10/25/2035	100	86
0.671% due 09/25/2035	300	270
1.087% due 08/25/2034	264	254
5.602% due 07/25/2034 ^	1,887	1,781
5.801% due 01/25/2034	1,990	2,110
Residential Asset Securities Corp. Trust
0.321% due 11/25/2036	892	740
0.351% due 11/25/2036 ^	908	779
0.361% due 11/25/2036	1,129	995
0.431% due 09/25/2036	900	796
0.441% due 04/25/2037	400	366
0.461% due 05/25/2037	300	273
0.471% due 06/25/2036	1,000	798
0.517% due 12/25/2035	280	199
0.531% due 04/25/2037	1,600	1,136
0.571% due 02/25/2036	400	354
0.601% due 01/25/2036	200	177
0.611% due 10/25/2035	300	266
0.611% due 12/25/2035	400	342
0.631% due 11/25/2035	300	263
0.651% due 11/25/2035	300	238
0.836% due 03/25/2035	1,777	1,635
0.952% due 03/25/2034	108	101
1.031% due 12/25/2034	58	56
7.140% due 04/25/2032 ^	16	0
Salomon Mortgage Loan Trust
1.087% due 11/25/2033	358	356

Saxon Asset Securities Trust
1.361% due 07/25/2031		80	77
Securitized Asset-Backed Receivables LLC Trust
0.281% due 07/25/2036		299	151
0.331% due 05/25/2036		648	368
0.351% due 07/25/2036		293	150
0.431% due 07/25/2036		251	130
0.441% due 05/25/2036		1,438	838
0.461% due 03/25/2036		325	269
0.471% due 08/25/2035		235	233
0.631% due 08/25/2035		400	251
0.866% due 01/25/2035		189	179
1.151% due 01/25/2036 ^		169	141
SG Mortgage Securities Trust
0.351% due 07/25/2036		35,284	14,337
0.641% due 10/25/2035		1,000	826
SLM Student Loan Trust
1.795% due 04/25/2023		9,907	9,967
Soundview Home Loan Trust
0.271% due 06/25/2037		77	47
0.301% due 02/25/2037		366	155
0.341% due 01/25/2037		70	69
0.351% due 11/25/2036		740	633
0.371% due 02/25/2037		512	220
0.371% due 07/25/2037		2,825	1,775
0.541% due 03/25/2036		400	328
1.016% due 06/25/2035		300	271
1.141% due 10/25/2037		558	401
South Carolina Student Loan Corp.
1.283% due 09/03/2024		600	609
Specialty Underwriting & Residential Finance Trust
0.341% due 09/25/2037		171	102
0.341% due 11/25/2037		1,100	607
0.461% due 04/25/2037		284	164
1.166% due 12/25/2035		600	535
Structured Asset Investment Loan Trust
0.341% due 09/25/2036		442	359
0.381% due 03/25/2036		874	778
0.491% due 01/25/2036		313	246
1.091% due 05/25/2035		600	502
1.316% due 07/25/2033		124	119
Structured Asset Securities Corp. Mortgage Loan Trust
0.331% due 09/25/2036		666	652
0.341% due 09/25/2036		240	204
0.351% due 03/25/2036		206	199
0.361% due 12/25/2036		333	292
0.401% due 02/25/2037		1,170	1,042
0.421% due 01/25/2037		3,313	2,109
0.441% due 09/25/2036		200	161
0.561% due 04/25/2036		600	520
1.091% due 08/25/2037		482	458
1.191% due 08/25/2037		1,315	1,258
Structured Asset Securities Corp. Trust
0.651% due 09/25/2035		700	524
Wells Fargo Home Equity Asset-Backed Securities Trust
0.521% due 05/25/2036		300	242
0.821% due 03/25/2035		1,000	891
0.821% due 11/25/2035		200	180
1.241% due 02/25/2035		200	182

Total Asset-Backed Securities (Cost $200,064)			203,937

SOVEREIGN ISSUES 0.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		1,400	1,407
Qatar Government International Bond
6.400% due 01/20/2040		2,300	2,996
Spain Government International Bond
3.800% due 04/30/2024	EUR	1,700	2,173

Total Sovereign Issues (Cost $5,913)			6,576

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.0%			563

U.S. TREASURY BILLS 0.4%
0.093% due 10/01/2015 - 01/28/2016 (a)(g)(i)		$7,025	7,022

Total Short-Term Instruments (Cost $7,585)	7,585

Total Investments in Securities (Cost $2,781,038)	2,809,866

Total Investments 160.9% (Cost $2,781,038)	$2,809,866
Financial Derivative Instruments (f)(h) (0.2%) (Cost or Premiums, net $(8,372))	(3,411)
Other Assets and Liabilities, net (60.7%)	(1,060,482)

Net Assets 100.0%	$1,745,973

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$17,088	$16,225	0.93%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	07/31/2015	08/03/2015	$563	Fannie Mae 2.170% due 10/17/2022	$(578)	$563	$563

Total Repurchase Agreements						$(578)	$563	$563

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	0.600%	05/01/2015	08/03/2015	$(4,988)	$(4,996)
GRE	0.250	07/28/2015	08/04/2015	(3,765)	(3,765)
	0.260	08/03/2015	08/17/2015	(1,768)	(1,769)
SOG	0.180	07/17/2015	08/04/2015	(1,244)	(1,244)
	0.200	07/27/2015	08/10/2015	(151,388)	(151,393)
	0.220	07/28/2015	08/04/2015	(3,772)	(3,772)
	0.230	07/20/2015	08/21/2015	(4,985)	(4,985)
	0.230	07/28/2015	08/04/2015	(17,501)	(17,502)

Total Reverse Repurchase Agreements					$(189,426)

(2)	The average amount of borrowings outstanding during the period ended July 31, 2015 was $324,282 at a weighted average interest rate of 0.291%.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$40,000	$(39,670)	$(39,886)

Total Short Sales				$(39,670)	$(39,886)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $253,749 have been pledged as collateral under the terms of master agreements as of July 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	4,352	$(1,351)	$0	$(816)
90-Day Eurodollar December Futures	Short	12/2017	4,329	(1,999)	0	(866)
90-Day Eurodollar June Futures	Short	06/2016	2,634	(675)	0	(428)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	61	513	103	0
Euro-Bund 10-Year Bond September Futures	Long	09/2015	1,417	1,952	1,230	0
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	406	368	317	0

Total Futures Contracts				$(1,192)	$1,650	$(2,110)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$44,200	$663	$45	$22	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$878,600	$(5,913)	$(1,725)	$0	$(1,183)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		222,400	(1,439)	(797)	0	(784)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		91,625	762	(4,608)	0	(617)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	1,600	44	(31)	0	(13)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	7,290,000	(2,813)	(1,265)	0	(16)
Pay	28-Day MXN-TIIE	6.150	06/07/2024	MXN	68,000	10	62	21	0

						$(9,349)	$(8,364)	$21	$(2,613)

Total Swap Agreements						$(8,686)	$(8,319)	$43	$(2,613)

(g)	Securities with an aggregate market value of $29,399 and cash of $4,104 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of July 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2015		$32,914	AUD	42,661	$0	$(1,731)
BOA	08/2015	AUD	42,661		$31,096	0	(87)
	08/2015	GBP	52,451		81,889	0	(21)
	08/2015	ILS	175,953		45,439	0	(1,197)
	08/2015		$54,052	GBP	34,558	0	(85)
	09/2015	GBP	34,558		$54,041	85	0
	09/2015		$31,046	AUD	42,661	89	0
BPS	08/2015	JPY	7,222,600		$58,294	16	0
CBK	08/2015	ILS	70,798		18,308	0	(456)
	08/2015		$83,149	EUR	75,347	13	(412)
	09/2015	EUR	72,193		$79,705	391	0
	09/2015	MXN	7,720		488	11	0
	09/2015		$6,478	MXN	102,450	0	(147)
DUB	08/2015	EUR	2,090		$2,317	22	0
	08/2015		$7,843	ILS	29,504	0	(23)
	10/2015	ILS	29,505		$7,846	23	0
GLM	08/2015		$5,677	EUR	5,151	13	(33)
	08/2015		77,602	ILS	293,265	127	0
	10/2015	ILS	293,265		$77,645	0	(118)
JPM	08/2015	EUR	4,359		4,831	43	0
	08/2015	GBP	27,107		42,656	324	0
	08/2015		$6,600	EUR	5,969	0	(45)
	08/2015		70,235	GBP	45,000	39	0
	08/2015		58,426	JPY	7,222,600	0	(148)
	09/2015	JPY	7,222,600		$58,443	150	0
MSB	08/2015	ILS	76,018		20,147	0	(1)
SCX	08/2015	EUR	81,060		90,871	1,847	0
UAG	08/2015		$1,169	EUR	1,042	0	(24)

Total Forward Foreign Currency Contracts						$3,193	$(4,528)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	1.000%	08/19/2015	EUR 75,900	$(176)	$(4)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$573,500	$(4,196)	$(1,106)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	573,500	(3,931)	(598)

							$(8,127)	$(1,704)

Total Written Options							$(8,303)	$(1,708)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at July 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Macy’s Retail Holdings, Inc.	(7.060)%	09/20/2015	0.086%	$5,000	$0	$(91)	$0	$(91)

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at July 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.482%	EUR	8,200	$218	$(36)	$182	$0
GST	Bank of America Corp.	1.000	03/20/2018	0.424		$30,000	(316)	822	506	0
	California State General Obligation Bonds, Series 2003	1.600	12/20/2018	0.461		25,000	0	1,015	1,015	0
	California State General Obligation Bonds, Series 2003	1.750	12/20/2018	0.461		11,000	0	504	504	0

	Connecticut State General Obligation Notes, Series 2007	1.600	03/20/2021	1.103		9,000	0	236	236	0

							$(98)	$2,541	$2,443	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	MCDX-24 5-Year Index	1.000%	06/20/2020	$9,000	$29	$(4)	$25	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN 40,400	$0	$285	$285	$0

Total Swap Agreements						$(69)	$2,731	$2,753	$(91)

(i)	Securities with an aggregate market value of $5,047 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of July 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 07/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$313,037	$95,703	$408,740
Industrials	0	214,278	0	214,278
Utilities	0	96,105	0	96,105
Municipal Bonds & Notes
California	0	187,352	0	187,352
Illinois	0	14,606	0	14,606
Massachusetts	0	844	0	844
Michigan	0	1,465	0	1,465
New Jersey	0	1,419	0	1,419
New York	0	82,637	0	82,637
Ohio	0	16,333	0	16,333
Pennsylvania	0	10,361	0	10,361
Tennessee	0	131	0	131
Washington	0	8,605	0	8,605
West Virginia	0	25,532	0	25,532
U.S. Government Agencies	0	797,298	0	797,298
U.S. Treasury Obligations	0	471,325	0	471,325
Mortgage-Backed Securities	0	251,357	3,380	254,737
Asset-Backed Securities	0	203,937	0	203,937
Sovereign Issues	0	6,576	0	6,576
Short-Term Instruments
Repurchase Agreements	0	563	0	563
U.S. Treasury Bills	0	7,022	0	7,022

Total Investments	$0	$2,710,783	$99,083	$2,809,866

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(39,886)	$0	$(39,886)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,650	43	0	1,693
Over the counter	0	5,946	0	5,946
	$1,650	$5,989	$0	$7,639

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,110)	(2,613)	0	(4,723)
Over the counter	0	(6,327)	0	(6,327)

	$(2,110)	$(8,940)	$0	$(11,050)

Totals	$(460)	$2,667,946	$99,083	$2,766,569

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended July 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 07/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$28,852	$0	$(332)	$(9)	$5	$(1,267)	$79,478	$(11,024)	$95,703	$(1,197)
Mortgage-Backed Securities	5,988	0	(2,209)	3	22	5	0	(429)	3,380	(8)
Asset-Backed Securities	472	0	(85)	0	0	11	0	(398)	0	0

Totals	$35,312	$0	$(2,626)	$(6)	$27	$(1,251)	$79,478	$(11,851)	$99,083	$(1,205)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 07/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$95,703	Proxy Pricing	Base Price	100.00 - 103.38
Mortgage-Backed Securities	3,380	Proxy Pricing	Base Price	98.54

Total	$99,083

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at July 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income Shares: Series R

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.2%
CORPORATE BONDS & NOTES 16.6%
BANKING & FINANCE 13.0%
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)	EUR	600	$748
Bank of America Corp.
5.650% due 05/01/2018		$500	547
Bank of America N.A.
1.750% due 06/05/2018		2,200	2,197
Barclays Bank PLC
7.625% due 11/21/2022		1,700	1,963
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	200	224
8.000% due 12/15/2020 (c)		1,900	2,288
BNP Paribas S.A.
0.736% due 05/07/2017		$4,400	4,395
Credit Suisse Group Funding Guernsey Ltd.
4.875% due 05/15/2045		1,000	995
LBG Capital No.2 PLC
15.000% due 12/21/2019	GBP	670	1,485
Lloyds Bank PLC
1.750% due 05/14/2018		$850	850
3.500% due 05/14/2025		150	149
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	400	367
Stone Street Trust
5.902% due 12/15/2015		$6,100	6,205
UniCredit SpA
6.750% due 09/10/2021 (c)	EUR	1,400	1,530

			23,943

INDUSTRIALS 3.0%
Chesapeake Energy Corp.
3.539% due 04/15/2019		$100	84
Dynegy, Inc.
6.750% due 11/01/2019		1,200	1,245
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,600	1,599
2.000% due 04/01/2018		2,700	2,699

			5,627

UTILITIES 0.6%
Petrobras Global Finance BV
2.429% due 01/15/2019		200	182
3.000% due 01/15/2019		100	91
4.375% due 05/20/2023		1,000	841

			1,114

Total Corporate Bonds & Notes (Cost $30,751)			30,684

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
0.636% due 02/25/2037		137	138
1.368% due 10/01/2044		8	8
Freddie Mac
1.990% due 09/01/2036		120	128
2.086% due 07/01/2036		105	111
NCUA Guaranteed Notes
0.558% due 11/06/2017		2,674	2,679
2.650% due 10/29/2020		5,505	5,535

Total U.S. Government Agencies (Cost $8,570)			8,599

U.S. TREASURY OBLIGATIONS 101.4%
U.S. Treasury Bonds
3.000% due 11/15/2044 (i)		300	305
3.000% due 05/15/2045		7,620	7,757
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017		9,116	9,163
0.125% due 04/15/2018 (i)		20,193	20,346
0.125% due 04/15/2019		13,716	13,786
0.125% due 01/15/2022		6,200	6,128
0.125% due 07/15/2022		6,208	6,147

0.125% due 01/15/2023		7,522	7,377
0.250% due 01/15/2025		1,707	1,674
0.375% due 07/15/2025		3,610	3,587
0.625% due 07/15/2021		739	758
0.750% due 02/15/2042 (i)		2,642	2,469
0.750% due 02/15/2045 (i)		7,676	7,139
1.125% due 01/15/2021 (i)		272	286
1.375% due 02/15/2044		11,007	11,930
1.750% due 01/15/2028 (i)		44,430	50,599
1.875% due 07/15/2019		8,469	9,145
2.000% due 01/15/2026 (i)		1,618	1,859
2.125% due 02/15/2041		1,520	1,909
2.375% due 01/15/2025		4,530	5,322
2.375% due 01/15/2027 (i)		1,403	1,685
2.500% due 07/15/2016 (g)(i)		1,555	1,595
2.500% due 01/15/2029		4,885	6,054
2.625% due 07/15/2017		1,836	1,947
3.625% due 04/15/2028 (i)		29	40
U.S. Treasury Notes
2.125% due 05/15/2025		8,500	8,454

Total U.S. Treasury Obligations (Cost $189,176)			187,461

MORTGAGE-BACKED SECURITIES 3.6%
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		17	17
2.515% due 03/25/2035		13	13
2.680% due 03/25/2035		50	51
Citigroup Mortgage Loan Trust, Inc.
1.179% due 09/25/2037 ^		572	518
2.230% due 09/25/2035		20	20
2.410% due 09/25/2035		35	35
Commercial Mortgage Trust
3.156% due 07/10/2046		1,520	1,520
Countrywide Alternative Loan Trust
0.383% due 12/20/2046		1,955	1,498
1.170% due 02/25/2036		428	388
Countrywide Home Loan Mortgage Pass-Through Trust
2.363% due 04/20/2035		445	443
Countrywide Home Loan Reperforming REMIC Trust
0.531% due 06/25/2035		14	13
Granite Mortgages PLC
0.892% due 03/20/2044	GBP	275	428
Grifonas Finance PLC
0.398% due 08/28/2039	EUR	229	161
GSR Mortgage Loan Trust
2.687% due 09/25/2035		$74	74
Marche Mutui SRL
0.381% due 10/27/2065	EUR	70	76
0.419% due 02/25/2055		149	160
2.231% due 01/27/2064		304	341
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		$471	458
Residential Accredit Loans, Inc. Trust
0.371% due 06/25/2046		315	143
Swan Trust
3.340% due 04/25/2041	AUD	462	341

Total Mortgage-Backed Securities (Cost $6,470)			6,698

ASSET-BACKED SECURITIES 6.3%
Bear Stearns Asset-Backed Securities Trust
1.191% due 10/25/2037		$261	247
2.291% due 03/25/2035		1,300	1,217
CIFC Funding Ltd.
1.587% due 01/19/2023		1,039	1,040
Citigroup Mortgage Loan Trust, Inc.
0.271% due 01/25/2037		322	209
0.481% due 10/25/2036		2,600	2,295
1.166% due 05/25/2035		476	453
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		977	977
GSAMP Trust
0.331% due 06/25/2036		555	475
Highlander Euro CDO BV
0.206% due 05/01/2023	EUR	1,939	2,096
JPMorgan Mortgage Acquisition Corp.
0.926% due 07/25/2035		$62	62
Magi Funding PLC
0.331% due 04/11/2021	EUR	27	30
Massachusetts Educational Financing Authority
1.245% due 04/25/2038		$122	122
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.271% due 03/25/2035		300	275
Residential Asset Securities Corp. Trust
0.611% due 12/25/2035		400	343

Saxon Asset Securities Trust
4.034% due 06/25/2033		314	318
Soundview Home Loan Trust
0.451% due 12/25/2035		717	707
Structured Asset Securities Corp. Mortgage Loan Trust
0.321% due 02/25/2037		777	685
1.191% due 08/25/2037		99	94
Wood Street CLO BV
0.339% due 03/29/2021	EUR	61	66

Total Asset-Backed Securities (Cost $11,689)			11,711

SOVEREIGN ISSUES 26.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		1,300	1,011
Denmark Government Bond
0.100% due 11/15/2023 (b)	DKK	39,453	6,091
France Government Bond
0.250% due 07/25/2018 (b)	EUR	5,431	6,142
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2017 (b)		817	938
2.100% due 09/15/2021 (b)		838	1,015
2.350% due 09/15/2024 (b)		4,714	5,910
2.550% due 10/22/2016 (b)		131	147
2.550% due 09/15/2041 (b)		98	135
3.100% due 09/15/2026 (b)		213	288
Mexico Government International Bond
3.320% due 06/29/2017	MXN	1,200	75
4.000% due 11/15/2040 (b)		14,971	994
4.000% due 11/08/2046 (b)		44,857	3,044
4.500% due 12/04/2025 (b)		54,321	3,836
4.500% due 11/22/2035 (b)		23,837	1,716
New Zealand Government Bond
2.000% due 09/20/2025	NZD	515	348
2.500% due 09/20/2035		402	284
3.000% due 09/20/2030		1,224	924
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	5,764	6,519
Spain Government International Bond
1.000% due 11/30/2030 (b)		602	647
5.400% due 01/31/2023		700	978
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	5,119	8,678

Total Sovereign Issues (Cost $55,302)			49,720

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.5%			891

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.193% due 01/22/2016		$100	100

U.S. TREASURY BILLS 0.2%
0.069% due 10/15/2015 - 01/28/2016 (a)(e)(i)		335	335

Total Short-Term Instruments (Cost $1,326)			1,326

Total Investments in Securities (Cost $303,284)			296,199

Total Investments 160.2% (Cost $303,284)			$296,199
Financial Derivative Instruments (f)(h) (1.4%) (Cost or Premiums, net $(1,107))			(2,663)
Other Assets and Liabilities, net (58.8%)			(108,690)

Net Assets 100.0%			$184,846

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	07/31/2015	08/03/2015	$891	Fannie Mae 2.170% due 10/17/2022	$(912)	$891	$891

Total Repurchase Agreements						$(912)	$891	$891

(1)	Includes accrued interest.

As of July 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended July 31, 2015 was $112,679 at a weighted average interest rate of 0.234%.

(e)	Securities with an aggregate market value of $112,654 have been pledged as collateral under the terms of master agreements as of July 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$ 109.000	08/21/2015	554	$5	$4
Put - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/21/2015	151	1	2
Call - CBOT U.S. Treasury 30-Year Bond September Futures	200.000	08/21/2015	30	0	1
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	83	13	9

				$19	$16

Total Purchased Options				$19	$16

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/21/2015	27	$(22)	$(1)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	27	(18)	(27)

				$(40)	$(28)

Total Written Options				$(40)	$(28)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	366	$(88)	$0	$(41)
90-Day Eurodollar December Futures	Short	12/2016	178	(95)	0	(33)
90-Day Eurodollar June Futures	Short	06/2016	294	(183)	0	(48)
90-Day Eurodollar March Futures	Short	03/2016	152	(146)	0	(21)
90-Day Eurodollar March Futures	Short	03/2017	182	(88)	0	(36)
90-Day Eurodollar September Futures	Short	09/2016	224	(200)	0	(39)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	4	16	3	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	464	228	174	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	158	94	94	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	125	(521)	0	(98)

Total Futures Contracts				$(983)	$271	$(316)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$3,861	$262	$6	$5	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	5,800	87	3	3	0

				$349	$9	$8	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	7,200	$50	$0	$50	$0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	2,300	19	0	19	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017	26,400	(53)	(54)	0	(18)
Receive	3-Month USD-LIBOR	2.500	12/16/2025	12,800	(120)	(283)	0	(74)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	14,200	116	(594)	0	(95)
Receive	6-Month EUR-EURIBOR	0.550	01/17/2016	24,600	(120)	(90)	0	(1)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	17,800	491	707	0	(144)
Pay	6-Month EUR-EURIBOR	1.250	09/16/2045	300	(21)	(30)	8	0
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046	400	(4)	(83)	11	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025	9,210	76	(22)	0	(124)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045	6,860	479	368	0	(229)
Pay	28-Day MXN-TIIE	4.310	09/06/2016	70,000	16	27	2	0
Receive	28-Day MXN-TIIE	6.420	07/10/2025	44,200	(38)	(39)	0	(16)
Receive	28-Day MXN-TIIE	6.390	07/10/2025	32,700	(24)	(29)	0	(12)
Receive	28-Day MXN-TIIE	7.030	06/28/2035	7,200	(6)	(6)	0	(4)

					$861	$(128)	$90	$(717)

Total Swap Agreements					$1,210	$(119)	$98	$(717)

(g)	Securities with an aggregate market value of $1,227 and cash of $3,944 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of July 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	09/2015	MXN	16,626		$1,048	$20	$0
	10/2015		$4,610	INR	296,931	0	(46)
BPS	08/2015	BRL	1,052		$335	28	0
	08/2015	JPY	397,680		3,210	1	0
	08/2015		$310	BRL	1,052	0	(3)
CBK	08/2015		46,355	EUR	42,042	28	(210)
	08/2015		587	GBP	378	3	0
	09/2015	EUR	38,742		$42,773	210	0
	09/2015		$492	MXN	7,771	0	(11)
DUB	08/2015	BRL	1,007		$297	3	0
	08/2015	EUR	404		448	4	0
	08/2015		$319	BRL	1,007	0	(25)
	08/2015		209	DKK	1,370	0	(7)
	10/2015	HUF	816,918		$2,871	0	(46)
GLM	08/2015	AUD	446		343	17	0
	08/2015	BRL	2,939		866	8	0
	08/2015	EUR	3,585		4,002	64	0
	08/2015	NZD	2,069		1,397	31	0
	08/2015		$872	BRL	2,939	0	(13)
	08/2015		3,780	EUR	3,479	41	0
HUS	08/2015		11,041	GBP	7,079	14	0
	09/2015	GBP	7,079		$11,039	0	(14)
	10/2015	KRW	1,950,757		1,716	52	0
JPM	08/2015	BRL	2,939		872	13	0
	08/2015	EUR	3,694		4,080	23	0
	08/2015	GBP	7,587		11,921	85	(12)
	08/2015		$866	BRL	2,939	0	(8)
	08/2015		4,237	EUR	3,841	0	(19)
	08/2015		3,217	JPY	397,680	0	(8)
	09/2015	GBP	404		$630	0	0
	09/2015	JPY	397,680		3,218	8	0
	09/2015		$234	GBP	150	0	0
SCX	08/2015	EUR	40,189		$45,053	915	0
	08/2015		$4,010	INR	259,948	29	0
	09/2015	MXN	153,769		$9,806	304	0
UAG	08/2015	DKK	39,735		6,058	209	0
	08/2015	EUR	1,490		1,667	31	0
	08/2015		$204	GBP	130	0	(1)
	10/2015	PLN	446		$116	0	(2)

Total Forward Foreign Currency Contracts						$2,141	$(425)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$1.340	08/10/2015	EUR	18,000	$2	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$1,800	$18	$6
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	27,800	34	22
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	63,500	54	45
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	13,600	16	11
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	20,000	32	23
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	23,900	22	16
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065	10/05/2015	4,200	47	14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	3,000	420	375

							$643	$512

Total Purchased Options							$645	$512

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	1,100	$(2)	$0
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		1,000	(2)	0
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		2,000	(4)	(1)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		2,100	(5)	0
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		900	(2)	0
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		1,100	(2)	0
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		8,800	(15)	(4)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		1,000	(2)	(1)

							$(34)	$(6)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016	$700	$(30)	$(20)
JPM	Call - OTC USD versus BRL		3.550	08/27/2015	3,566	(29)	(35)

						$(59)	$(55)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$32,200	$(287)	$(23)
	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,500	(19)	(1)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	1,200	(1)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	1,800	(18)	(10)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,400	(64)	(49)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	(16)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	(1)
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,800	(54)	(51)

						$(494)	$(151)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$1,500	$(8)	$(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015	700	(10)	(3)
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800	10/23/2015	5,600	(15)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	5,400	(35)	(69)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	5,400	(46)	(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	1,000	(6)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	1,000	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP1,600	(14)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015	1,600	(14)	(1)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015	$7,300	(22)	(31)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP1,700	(17)	(12)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	$20,000	(12)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	20,000	(20)	(12)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/01/2015	24,400	(95)	(53)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	12,600	(420)	(338)
	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015	11,300	(44)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/05/2015	3,700	(22)	(6)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015	1,600	(25)	(8)

							$(834)	$(634)

Total Written Options							$(1,421)	$(846)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at July 31, 2015 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.900)%	06/20/2019	0.198%	$3,000	$0	$(82)	$0	$(82)
GST	RPM International, Inc.	(1.500)	03/20/2018	0.400	1,000	0	(30)	0	(30)

						$0	$(112)	$0	$(112)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at July 31, 2015 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BPS	Italy Government International Bond	1.000%	03/20/2019	1.096%	$6,800	$(118)	$163	$45	$0
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.468	500	(84)	8	0	(76)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394	400	(31)	26	0	(5)
JPM	Chesapeake Energy Corp.	5.000	09/20/2017	6.082	300	(7)	3	0	(4)
	Chesapeake Energy Corp.	5.000	09/20/2020	7.466	500	(47)	3	0	(44)
MYC	Chesapeake Energy Corp.	5.000	09/20/2018	6.672	100	(5)	1	0	(4)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.468	600	(98)	7	0	(91)

						$(390)	$211	$45	$(224)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,200	$2	$76	$78	$0
Pay		1-Month GBP-UKRPI	3.550	12/11/2044		300	(1)	29	28	0
Pay		1-Month GBP-UKRPI	3.328	01/12/2045		400	1	(29)	0	(28)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		900	4	18	22	0
Receive		3-Month USD-CPURNSA Index	1.560	11/05/2016		$4,800	0	(94)	0	(94)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	1,700	0	(36)	0	(36)
Pay		1-Month GBP-UKRPI	3.350	05/15/2030		600	0	10	10	0
Pay		1-Month GBP-UKRPI	3.500	10/15/2044		400	(13)	39	26	0
Receive		3-Month USD-CPURNSA Index	2.250	07/15/2017		$15,000	4	(864)	0	(860)
DUB	Receive	3-Month USD-CPURNSA Index	1.860	11/05/2016		11,800	0	(328)	0	(328)
Receive		3-Month USD-CPURNSA Index	2.360	01/28/2017		8,200	0	(437)	0	(437)
Receive		3-Month USD-CPURNSA Index	1.725	03/04/2019		1,175	0	(13)	0	(13)
Receive		3-Month USD-CPURNSA Index	1.510	12/23/2019		14,000	0	(112)	0	(112)
Receive		3-Month USD-CPURNSA Index	2.500	07/15/2022		5,000	103	(596)	0	(493)
FBF	Pay	1-Month GBP-UKRPI	3.335	04/15/2035	GBP	300	0	(8)	0	(8)
Pay		1-Month GBP-UKRPI	3.528	09/23/2044		600	(4)	54	50	0
Pay		1-Month GBP-UKRPI	3.500	10/15/2044		200	(6)	19	13	0
Pay		1-Month GBP-UKRPI	3.550	11/15/2044		400	0	38	38	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		2,360	0	(44)	0	(44)
Pay		1-Month GBP-UKRPI	3.400	06/15/2030		500	1	11	12	0
Pay		1-Month GBP-UKRPI	3.358	04/15/2035		400	0	(7)	0	(7)
Pay		3-Month FR-FRCPI Index	1.625	06/18/2025	EUR	1,600	0	33	33	0
Receive		3-Month USD-CPURNSA Index	1.730	04/15/2016		$12,400	(26)	(265)	0	(291)
Receive		3-Month USD-CPURNSA Index	2.033	04/15/2018		5,300	0	(231)	0	(231)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	2	2	0
Pay		1-Month GBP-UKRPI	3.528	09/23/2044		600	1	49	50	0
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		1,200	0	11	11	0
RYL	Receive	3-Month USD-CPURNSA Index	1.930	10/31/2016		$7,800	0	(234)	0	(234)
Receive		3-Month USD-CPURNSA Index	2.250	07/15/2017		4,100	14	(249)	0	(235)

							$80	$(3,158)	$373	$(3,451)

Total Swap Agreements							$(310)	$(3,059)	$418	$(3,787)

(i)	Securities with an aggregate market value of $3,304 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of July 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 07/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$23,943	$0	$23,943
Industrials	0	5,627	0	5,627
Utilities	0	1,114	0	1,114
U.S. Government Agencies	0	8,599	0	8,599
U.S. Treasury Obligations	0	187,461	0	187,461
Mortgage-Backed Securities	0	6,698	0	6,698
Asset-Backed Securities	0	11,711	0	11,711
Sovereign Issues	0	49,720	0	49,720
Short-Term Instruments
Repurchase Agreements	0	891	0	891
Short-Term Notes	0	100	0	100
U.S. Treasury Bills	0	335	0	335

Total Investments	$0	$296,199	$0	$296,199

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	280	105	0	385
Over the counter	0	3,071	0	3,071
	$280	$3,176	$0	$3,456

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(316)	(745)	0	(1,061)
Over the counter	0	(5,058)	0	(5,058)

	$(316)	$(5,803)	$0	$(6,119)

Totals	$(36)	$293,572	$0	$293,536

There were no significant transfers between Levels 1, 2, or 3 during the period ended July 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income Shares: Series TE

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.3%
MUNICIPAL BONDS & NOTES 98.4%
ARIZONA 4.1%
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	$1,250	$1,513
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	1,000	1,125
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,150

		3,788

CALIFORNIA 6.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,210
Bay Area Water Supply & Conservation Agency, California Revenue Bonds, Series 2013
5.000% due 10/01/2026	1,000	1,179
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,174
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2042	250	277
Los Angeles, California General Obligation Bonds, Series 2011
5.000% due 09/01/2022	730	870

		5,710

COLORADO 2.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,350

CONNECTICUT 1.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,144

FLORIDA 4.5%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,436
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	1,800	2,069
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	638

		4,143

ILLINOIS 11.2%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	5,000	4,884
Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	5,000	5,539

		10,423

KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,210

MASSACHUSETTS 2.5%
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,338

NEW JERSEY 2.8%
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	1,000	1,066
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,127
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2026	400	436

		2,629

NEW YORK 8.9%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,561
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,725	2,031
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2020	1,130	1,242
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,347
5.000% due 11/15/2029	1,000	1,142

		8,323

NORTH CAROLINA 6.3%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,159
Raleigh, North Carolina Combined Enterprise System Revenue Bonds, Series 2013
5.000% due 03/01/2024	1,250	1,504
Town of Cary, North Carolina Combined Utility Systems Revenue Bonds, Series 2013
5.000% due 12/01/2024	1,000	1,208
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2024	1,660	1,995

		5,866

OHIO 16.0%
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2024	900	1,054
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2026	4,000	4,619
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	4,000	4,117
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	5,000	5,103

		14,893

PENNSYLVANIA 2.5%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,141
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.000% due 12/01/2020	1,000	1,146

		2,287

TENNESSEE 0.2%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	230

TEXAS 20.1%
City Public Service Board of San Antonio, Texas Revenue Bonds, Series 2015
5.000% due 02/01/2031 (a)	3,000	3,540
5.000% due 02/01/2032 (a)	3,000	3,525
Harris County, Texas General Obligation Bonds, Series 1997
5.125% due 08/15/2024	1,580	1,913
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,157
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,000	8,419
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	100	111

		18,665

VIRGINIA 4.2%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2027	2,315	2,739
Virginia Public Building Authority Revenue Bonds, Series 2013
5.000% due 08/01/2025	1,000	1,190

		3,929

WASHINGTON 1.6%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 02/01/2024	1,250	1,476

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,176

Total Municipal Bonds & Notes (Cost $89,010)		91,580

SHORT-TERM INSTRUMENTS 6.9%
U.S. TREASURY BILLS 6.9%
0.111% due 10/08/2015 - 01/21/2016 (b)	6,400	6,397

Total Short-Term Instruments (Cost $6,397)		6,397

Total Investments in Securities (Cost $95,407)		97,977

Total Investments 105.3% (Cost $95,407)		$97,977
Financial Derivative Instruments (c) (0.1%) (Cost or Premiums, net $0)		(129)
Other Assets and Liabilities, net (5.2%)		(4,763)

Net Assets 100.0%		$93,085

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	93	$(284)	$0	$(73)

Total Futures Contracts				$(284)	$0	$(73)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	$8,300	$69	$(463)	$0	$(56)

Total Swap Agreements					$69	$(463)	$0	$(56)

Cash of $1,184 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of July 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 07/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$3,788	$0	$3,788
California	0	5,710	0	5,710
Colorado	0	2,350	0	2,350
Connecticut	0	1,144	0	1,144
Florida	0	4,143	0	4,143
Illinois	0	10,423	0	10,423
Kansas	0	2,210	0	2,210
Massachusetts	0	2,338	0	2,338
New Jersey	0	2,629	0	2,629
New York	0	8,323	0	8,323
North Carolina	0	5,866	0	5,866
Ohio	0	14,893	0	14,893
Pennsylvania	0	2,287	0	2,287
Tennessee	0	230	0	230
Texas	0	18,665	0	18,665
Virginia	0	3,929	0	3,929
Washington	0	1,476	0	1,476
Wisconsin	0	1,176	0	1,176
Short-Term Instruments
U.S. Treasury Bills	0	6,397	0	6,397

Total Investments	$0	$97,977	$0	$97,977

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(73)	$(56)	$0	$(129)

Totals	$(73)	$97,921	$0	$97,848

There were no significant transfers between Levels 1, 2, or 3 during the period ended July 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares is determined by dividing the total value of a Portfolio’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Portfolio shares are ordinarily valued as of the NYSE Close on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies, a Portfolio’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when you are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) securities, the NAV of a Portfolio’s shares may change at times when you cannot buy or sell shares. Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board of Trustees, generally based on recommendations provided by PIMCO. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, Pricing Services prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Portfolios’ policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolio cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from pricing service providers. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) held in the money market funds may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker- dealer bid quotation or on market-based prices provided by pricing services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined at the close of the New York market). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolios may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Portfolios’ tax positions for all open tax years. As of July 31, 2015, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of July 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

		Aggregate Gross	Aggregate Gross	Net unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund Name	Cost	Appreciation	(Depreciation)	(Depreciation) (1)
Fixed Income Shares - Series C	$1,985,097	$37,364	$(26,787)	$10,577
Fixed Income Shares - Series LD	38,051	187	(259)	(72)
Fixed Income Shares - Series M	2,800,467	60,162	(50,763)	9,399
Fixed Income Shares - Series R	311,581	2,626	(18,008)	(15,382)
Fixed Income Shares - Series TE	95,407	2,749	(179)	2,570

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GRE	RBS Securities, Inc.	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	KRW	South Korean Won
BRL	Brazilian Real	HUF	Hungarian Forint	MXN	Mexican Peso
CHF	Swiss Franc	ILS	Israeli Shekel	NZD	New Zealand Dollar
DKK	Danish Krone	INR	Indian Rupee	PLN	Polish Zloty
EUR	Euro	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	FRCPI	France Consumer Price Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year
BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: September 25, 2015

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: September 25, 2015

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: September 25, 2015